                       IMPORTANT SHAREHOLDER INFORMATION

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund

  The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds"). If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of each Maxus Fund.

  We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you help us avoid having to make additional mailings.

  Please take a few moments to exercise your right to vote. Thank you.

  The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of each Maxus Fund for the meeting of its shareholders. It also constitutes the Prospectus of the Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund (collectively, the "Fifth Third Funds"), each of which is to issue units of beneficial interest ("Shares") to be distributed in connection with the proposed reorganizations of the Maxus Funds with and into the Fifth Third Funds described in the enclosed materials. The Trustees of the Maxus Funds recommend that shareholders approve the reorganizations in which each Maxus Fund will transfer all of its assets to the corresponding Fifth Third Fund in return for Institutional or Advisor Shares of such corresponding Fifth Third Fund. At the same time, each Fifth Third Fund will assume all of the liabilities of the corresponding Maxus Fund. After the transfer, Shares of each Fifth Third Fund will be distributed to the corresponding Maxus Fund's shareholders tax-free in liquidation of such corresponding Maxus Fund. As a result of these transactions, your units of beneficial interest ("Shares") of the applicable Maxus Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the corresponding Fifth Third Fund. Maxus Fund shareholders holding Institutional or Investor Shares, will receive Institutional or Advisor Shares, respectively, of the corresponding Fifth Third Fund.

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund
                            1404 East Ninth Street
                             Cleveland, Ohio 44114

                                                                 April 27, 2001

To the Shareholders:

  Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders ("Meeting") of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds") to be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114. We hope this material will receive your immediate attention and that, if you cannot attend the Meeting in person, you will vote your proxy promptly.

  On January 2, 2001, Resource Management, Inc. d.b.a. Maxus Investment Group ("RMI"), merged with and into Fifth Third Bancorp (the "Merger"). Until the Merger occurred, the investment advisor for each of the Maxus Funds was known as Maxus Asset Management Inc. ("MAM"), a wholly-owned subsidiary of RMI. Consummation of the Merger constituted an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of each Maxus Fund's investment advisory agreement with MAM. As required by the 1940 Act, each investment advisory agreement provided for its automatic termination in the event of its assignment. Therefore, each Maxus Fund held a special meeting on December 28, 2000, at which shareholders approved a new investment advisory and administration agreement between each Maxus Fund and MAM. Subsequent to the Merger, investment advisory personnel of MAM who provided investment management services to the Maxus Funds have continued and will continue to do so as the personnel of Fifth Third/MAM.

  As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization ("Agreement") for your Maxus Fund. The Agreement provides that each Maxus Fund transfer all of its assets to the corresponding Fifth Third Fund, as listed in the chart below, in return for Institutional or Advisor Shares of such Fifth Third Fund and the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund. After the transfer, Shares of the corresponding Fifth Third Fund will be distributed to each Maxus Fund shareholder tax-free in liquidation of such Maxus Fund.(/1/) As a result of these transactions, your Maxus Fund Shares, in effect, would be exchanged at their respective net asset value and on a tax-free basis for Shares of such Fifth Third Fund. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Maxus Fund Shares they hold (Institutional or Investor, respectively). Each Fifth Third Fund listed below recently has been organized for the purpose of continuing the investment operations of the corresponding Maxus Fund, and has no assets or prior history of investment operations.

         Maxus Fund                                   Fifth Third Fund
         ----------                                   ----------------
     Fifth Third/Maxus Income Fund            Fifth Third Strategic Income Fund
     Fifth Third/Maxus Equity Fund            Fifth Third Multicap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third Microcap Value Fund

  The current investment advisor to Fifth Third Funds has advised each of the Maxus Fund's Trustees that it believes that the above-described transactions regarding the Maxus Funds and the Fifth Third Funds offer the shareholders of the Maxus Funds the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.
-------
(/1/) The Fifth Third/Maxus Aggressive Value Fund is one of two series of the Maxfund Trust. The other series, Maxus Ohio Heartland Fund, will not participate in the consolidation process, and therefore its shareholders will not be asked to approve an Agreement and Plan of Reorganization.

  YOUR MAXUS FUND'S TRUSTEES BELIEVE THAT THE PROPOSED COMBINATIONS OF THE MAXUS FUNDS WITH THE FIFTH THIRD FUNDS ARE IN THE BEST INTERESTS OF THE MAXUS FUNDS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSALS.

  The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

  Since the Meeting is only seven weeks away, we urge you to give the enclosed material your prompt attention so as to avoid the expense of additional mailings.

  Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                       Sincerely yours,

                                       /s/ Richard A. Barone
                                       Richard A. Barone
                                       Chairman
                                       Fifth Third/Maxus Income Fund
                                       Fifth Third/Maxus Equity Fund
                                       Fifth Third/Maxus Laureate Fund
                                       Fifth Third/Maxus Aggressive Value
                                        Fund

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of:

  Fifth Third/Maxus Income Fund
  Fifth Third/Maxus Equity Fund
  Fifth Third/Maxus Laureate Fund
  Fifth Third/Maxus Aggressive Value Fund

  NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of the above-referenced Funds (collectively, the "Maxus Funds") will be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114, for the following purposes:

                                   PROPOSALS

  1. Fifth Third/Maxus Income Fund Shareholders only: To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Income Fund will transfer of all of its assets to the Fifth Third Strategic Income Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Strategic Income Fund and the assumption by the Fifth Third Strategic Income Fund of all of the liabilities of the Fifth Third/Maxus Income Fund, followed by the liquidation of the Fifth Third/Maxus Income Fund, and the distribution of Shares of the Fifth Third Strategic Income Fund to the shareholders of the Fifth Third/Maxus Income Fund;

  2. Fifth Third/Maxus Equity Fund Shareholders only: To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Equity Fund will transfer of all of its assets to the Fifth Third Multicap Value Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Multicap Value Fund and the assumption by the Fifth Third Multicap Value Fund of all of the liabilities of the Fifth Third/Maxus Equity Fund, followed by the liquidation of the Fifth Third/Maxus Equity Fund, and the distribution of Shares of the Fifth Third Multicap Value Fund to the shareholders of the Fifth Third/Maxus Equity Fund;

  3. Fifth Third/Maxus Laureate Fund Shareholders only: To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Laureate Fund will transfer of all of its assets to the Fifth Third Worldwide Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Worldwide Fund and the assumption by the Fifth Third Worldwide Fund of all of the liabilities of the Fifth Third/Maxus Laureate Fund, followed by the liquidation of the Fifth Third/Maxus Laureate Fund, and the distribution of Shares of the Fifth Third Worldwide Fund to the shareholders of the Fifth Third/Maxus Laureate Fund;

  4. Fifth Third/Maxus Aggressive Value Fund Shareholders only: To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Aggressive Value Fund will transfer of all of its assets to the Fifth Third Microcap Value Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Microcap Value Fund and the assumption by the Fifth Third Microcap Value Fund of all of the liabilities of the Fifth Third/Maxus Aggressive Value Fund, followed by the liquidation of the Fifth Third/Maxus Aggressive Value Fund, and the distribution of Shares of the Fifth Third Microcap Value Fund to the shareholders of the Fifth Third Microcap Value Fund;

  5. All Maxus Fund Shareholders: To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

  The proposed transactions are described in the attached Combined Prospectus/Proxy Statement. Copies of the Agreement and Plan of Reorganization for each Maxus Fund are appended as Appendices A, B, C, and D thereto.

  Pursuant to instructions of the Board of Trustees of each Maxus Fund, the close of business on April 6, 2001, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

  Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by the Board of Trustees of each Maxus Fund. This is important to ensure a quorum at the Meeting. Proxies may be revoked at any time before they are exercised by submitting to Maxus Funds, 1404 East Ninth Street, Cleveland, Ohio 44114 a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

                                       By Order of the Trustees of:
                                       Fifth Third/Maxus Income Fund
                                       Fifth Third/Maxus Equity Fund
                                       Fifth Third/Maxus Laureate Fund
                                       Fifth Third/Maxus Aggressive Value
                                        Fund
                                       /s/ Robert W. Curtin
                                       Robert W. Curtin
                                       Secretary

                                       Fifth Third/Maxus Income Fund
                                       Fifth Third/Maxus Equity Fund
                                       Fifth Third/Maxus Laureate Fund
                                       Fifth Third/Maxus Aggressive Value
                                        Fund

Cleveland, Ohio
April 27, 2001

PROSPECTUS/PROXY STATEMENT
April 27, 2001

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                1(888)799-5353

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund
                            1404 East Ninth Street
                             Cleveland, Ohio 44114
                                1(800)44-MAXUS

                      COMBINED PROSPECTUS/PROXY STATEMENT

  This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds"), for use at a Special Meeting of Shareholders ("Meeting") to approve the reorganization of each Maxus Fund with and into the corresponding Fifth Third Fund. Maxus Fund shareholders of record on April 6, 2001 are entitled to receive notice of and to vote at the Meeting. The reorganizations contemplate the transfer of all the assets and liabilities of each Maxus Fund to the corresponding Fifth Third Fund, as indicated below, in exchange for units of beneficial interest ("Shares") of such Fifth Third Fund, followed by the liquidation of each Maxus Fund, and the distribution of Fifth Third Fund Shares to shareholders of each Maxus Fund (collectively, the "Transactions"). As a result of the proposed Transactions, each Maxus Fund shareholder will receive, on a tax-free basis, a number of full and fractional Shares of the corresponding Fifth Third Fund equal in value at the date of the exchange to the net asset value of the Maxus Fund Shares transferred by each shareholder to the corresponding Fifth Third Fund. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that correspond to the class of Maxus Fund Shares that they hold (Institutional or Investor, respectively). Each Fifth Third Fund listed below recently has been organized for the purpose of continuing the investment operations of the corresponding Maxus Fund, and has no assets or prior history of investment operations.

     Maxus Fund                               Fifth Third Fund
     ----------                               ----------------
     Fifth Third/Maxus Income Fund            Fifth Third Strategic Income Fund
     Fifth Third/Maxus Equity Fund            Fifth Third Multicap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third Microcap Value Fund

  This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Fifth Third Funds. Please read it carefully and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectus relating to the Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund (collectively, the "Fifth Third Funds"), dated April 27, 2001 (the "Fifth Third Prospectus"), which contains information about the Fifth Third Funds and is incorporated by reference into this Combined Prospectus/Proxy Statement. The current prospectus relating to the Maxus Funds dated April 27, 2001 (the "Maxus Prospectus"), contains information about the Maxus Funds and also is incorporated by reference into this Combined Prospectus/Proxy Statement. The current Statements of Additional Information of the Fifth Third Funds, dated April 27, 2001, and of the Maxus Funds, dated April 27, 2001, have been filed with the Securities and Exchange Commission and are incorporated by reference into this Combined Prospectus/Proxy Statement. The Maxus Prospectus and Statements of Additional Information may be obtained, without charge, by writing to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or to Robert Curtin, c/o

Fifth Third/Maxus Securities, Inc., 1404 East Ninth Street, Cleveland, Ohio 44114, (216) 274-5385, or by calling 1-888-799-5353 or 1-800-44-MAXUS. In addition, a Statement of Additional Information dated April 27, 2001, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing to Fifth Third Funds at the above-listed address or by calling 1-888-799-5353.

  AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

  LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

  No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by the Maxus Funds or by Fifth Third Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by Fifth Third Funds in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
PROPOSAL (1) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION..............   8

PROPOSAL (2) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION..............   9

PROPOSAL (3) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION..............  10

PROPOSAL (4) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION..............  11

FEE TABLES.................................................................  12

SYNOPSIS OF PROSPECTUS.....................................................  17

RISK FACTORS...............................................................  27

VOTING INFORMATION.........................................................  33

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION.............................  36

                                  PROPOSAL (1)

                           APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

  At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Income Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Income Fund would be merged with and into the Fifth Third Strategic Income Fund on or about June 18, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Income Fund will transfer all of its assets and liabilities to the Fifth Third Strategic Income Fund in exchange for Shares of the Fifth Third Strategic Income Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Income Fund. The assets and liabilities of the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Strategic Income Fund received by the Fifth Third/Maxus Income Fund will be distributed to Fifth Third/Maxus Income Fund shareholders in liquidation of the Fifth Third/Maxus Income Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Income Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Income Fund transferred to the Fifth Third Strategic Income Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Income Fund owned at the time by the shareholder). All Fifth Third/Maxus Income Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Income Fund Shares that they hold (Institutional or Investor, respectively).

  For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Income Fund and Fifth Third Funds (the "Boards") present, including Trustees of the Fifth Third/Maxus Income Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Income Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Income Fund, the Fifth Third Strategic Income Fund and their respective existing shareholders. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Strategic Income Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Income Fund; (2) the projected expense ratios of the Fifth Third/Maxus Income Fund compared to the Fifth Third Strategic Income Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Strategic Income Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third. Funds in favor of the Transaction; (7) the fact that the Transaction will be free of Federal income taxes; and (8) that the economic interests of shareholders of the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund will not be diluted as a result of the proposed Transaction.

                                  PROPOSAL (2)

                           APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

  At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Equity Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Equity Fund would be merged with and into the Fifth Third Multicap Value Fund on or about June 18, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Equity Fund will transfer all of its assets and liabilities to the Fifth Third Multicap Value Fund in exchange for Shares of the Fifth Third Multicap Value Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Equity Fund. The assets and liabilities of the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Multicap Value Fund received by the Fifth Third/Maxus Equity Fund will be distributed to Fifth Third/Maxus Equity Fund shareholders in liquidation of the Fifth Third/Maxus Equity Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Equity Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Equity Fund transferred to the Fifth Third Multicap Value Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Equity Fund owned at the time by the shareholder). All Fifth Third/Maxus Equity Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Equity Fund Shares that they hold (Institutional or Investor, respectively).

  For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Equity Fund and Fifth Third Funds (the "Boards") present, including Trustees of the Fifth Third/Maxus Equity Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Equity Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Equity Fund, the Fifth Third Multicap Value Fund and their respective existing shareholders. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Multicap Value Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Equity Fund; (2) the projected expense ratios of the Fifth Third/Maxus Equity Fund compared to the Fifth Third. Multicap Value Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Multicap Value Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; (7) the fact that the Transaction will be free of Federal income taxes; and (8) that the economic interests of shareholders of the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund will not be diluted as a result of the proposed Transaction.

                                  PROPOSAL (3)

                           APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

  At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Laureate Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Laureate Fund would be merged with and into the Fifth Third Worldwide Fund on or about June 18, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Laureate Fund will transfer all of its assets and liabilities to the Fifth Third Worldwide Fund in exchange for Shares of the Fifth Third Worldwide Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Laureate Fund. The assets and liabilities of the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Worldwide Fund received by the Fifth Third/Maxus Laureate Fund will be distributed to Fifth Third/Maxus Laureate Fund shareholders in liquidation of the Fifth Third/Maxus Laureate Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Laureate Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Laureate Fund transferred to the Fifth Third Worldwide Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Laureate Fund owned at the time by the shareholder). All Fifth Third/Maxus Laureate Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Laureate Fund Shares that they hold (Institutional or Investor, respectively).

  For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Laureate Fund and Fifth Third Funds (the "Boards"), present including Trustees of the Fifth Third/Maxus Laureate Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Laureate Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Laureate Fund, the Fifth Third Worldwide Fund and their respective existing shareholders. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Worldwide Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Laureate Fund; (2) the projected expense ratios of the Fifth Third/Maxus Laureate Fund compared to the Fifth Third Worldwide Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Worldwide Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; (7) the fact that the Transaction will be free of Federal income taxes; and (8) that the economic interests of shareholders of the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund will not be diluted as a result of the proposed Transaction.

                                  PROPOSAL (4)

                           APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

  At a meeting held on February 21, 2001, the Trustees of Maxfund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Aggressive Value Fund would be merged with and into the Fifth Third Microcap Value Fund on or about June 18, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Aggressive Value Fund will transfer all of its assets and liabilities to the Fifth Third Microcap Value Fund in exchange for Shares of the Fifth Third Microcap Value Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Aggressive Value Fund. The assets and liabilities of the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Microcap Value Fund received by the Fifth Third/Maxus Aggressive Value Fund will be distributed to Fifth Third/Maxus Aggressive Value Fund shareholders in liquidation of the Fifth Third/Maxus Aggressive Value Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Aggressive Value Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Aggressive Value Fund transferred to the Fifth Third Microcap Value Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Aggressive Value Fund owned at the time by the shareholder). All Fifth Third/Maxus Aggressive Value Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Aggressive Value Fund Shares that they hold (Institutional or Investor, respectively).

  For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of Maxfund and Fifth Third Funds (the "Boards") present, including Trustees of Maxfund and Fifth Third Funds who are not "interested persons" of Maxfund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Aggressive Value Fund, the Fifth Third Microcap Value Fund and their respective existing shareholders. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Microcap Value Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Aggressive Value Fund; (2) the projected expense ratios of the Fifth Third/Maxus Aggressive Value Fund compared to the Fifth Third Microcap Value Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Microcap Value Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; (7) the fact that the Transaction will be free of Federal income taxes; and (8) that the economic interests of shareholders of the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund will not be diluted as a result of the proposed Transaction.

                                  FEE TABLES

  Fee tables showing the current fees for the Maxus Funds and the Fifth Third Funds can be found below. Fifth Third Asset Management Inc., the investment advisor to the Fifth Third Funds, has agreed that until January 2, 2003, it will maintain for each Fifth Third Fund below, total fund operating expenses (as a percentage of total assets) that are less than or equal to those of its corresponding Maxus Fund as of the date of the Merger (January 2, 2001). Thereafter, total fund operating expenses (as a percentage of total assets) for each Fifth Third Fund may be higher since the current rate of other expenses payable by each Fifth Third Fund is higher than the contractual rate currently payable by the corresponding Maxus Fund.

                         FIFTH THIRD/MAXUS INCOME FUND
                       FIFTH THIRD STRATEGIC INCOME FUND

                                          Fifth Third/Maxus    Fifth Third Strategic
                                             Income Fund           Income Fund*
                                        ---------------------- ---------------------
                                        Institutional Investor Institutional Advisor
                                        ------------- -------- ------------- -------
Shareholder Fees (fees paid directly
 from your investment)
 Maximum Sales Charge (Load) Imposed
 on Purchases
 (as a percentage of offering price)..      None        None       None       None
 Maximum Sales Charge on Reinvested
  Dividends...........................      None        None       None       None
 Maximum Deferred Sales Charge (as a
 percentage of original purchase price
 or redemption proceeds, as
 applicable)..........................      None        None       None       None
 Redemption Fee.......................      None        None       None       None
 Exchange Fee.........................      None        None       None       None
Annual Fund Operating Expenses
 (expenses that are deducted from Fund
 assets)
 Management Fees......................      1.00%       1.00%      1.00%      1.00%
 Distribution/Service (12b-1) Fees....      None        0.50%      None       0.50%
 Other Expenses.......................      0.35%       0.35%      0.56%/1/   0.56%/1/
 Total Annual Fund Operating
  Expenses............................      1.35%       1.85%      1.56%      2.06%
 Fee Waiver and/or Expense
  Reimbursement.......................      --          --         0.21%/2/   0.21%/2/
 Net Expenses.........................      --          --         1.35%/2/   1.85%/2/

-------
/1/ Other expenses are based on estimated amounts for the current fiscal year.
/2/ The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Strategic Income Fund to: Institutional, 1.35%; Advisor, 1.85%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.
* The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

  Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                  1 Year 3 Years
                                                                  ------ -------
Fifth Third/Maxus Income Fund
  Institutional Shares...........................................  $137   $428
  Investor Shares................................................  $188   $582

Fifth Third Strategic Income Fund
  Institutional Shares...........................................  $137   $450
  Advisor Shares.................................................  $188   $604

                         FIFTH THIRD/MAXUS EQUITY FUND
                        FIFTH THIRD MULTICAP VALUE FUND

                               Fifth Third/Maxus    Fifth Third Multicap
                                  Equity Fund            Value Fund*
                             ---------------------- -----------------------
                             Institutional Investor Institutional   Advisor
                             ------------- -------- -------------   -------
Shareholder Fees (fees paid
 directly from your
 investment)
  Maximum Sales Charge
  (Load) Imposed on
  Purchases
  (as a percentage of
  offering price)..........      None        None       None         None
  Maximum Sales Charge on
   Reinvested Dividends....      None        None       None         None
  Maximum Deferred Sales
  Charge (as a percentage
  of original purchase
  price or redemption
  proceeds, as
  applicable)..............      None        None       None         None
  Redemption Fee...........      None        None       None         None
  Exchange Fee.............      None        None       None         None
Annual Fund Operating
 Expenses (expenses that
 are deducted from
 Fund assets)
  Management Fees..........      1.00%       1.00%      1.00%        1.00%
  Distribution/Service
   (12b-1) Fees............      None        0.50%      None         0.50%
  Other Expenses...........      0.33%       0.33%      0.51%(/1/)   0.51%(/1/)
  Total Annual Fund
   Operating Expenses......      1.33%       1.83%      1.51%        2.01%
  Fee Waiver and/or Expense
   Reimbursement...........      --          --         0.18%(/2/)   0.18%(/2/)
  Net Expenses.............      --          --         1.33%(/2/)   1.83%(/2/)

-------
(/1/)Other expenses are based on estimated amounts for the current fiscal year.
(/2/)The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multicap Value Fund to: Institutional, 1.33%; Advisor, 1.83%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

  Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                  1 Year 3 Years
                                                                  ------ -------
Fifth Third/Maxus Equity Fund
  Institutional Shares...........................................  $135   $421
  Investor Shares................................................  $186   $576

Fifth Third Multicap Value Fund
  Institutional Shares...........................................  $135   $441
  Advisor Shares.................................................  $186   $595

                        FIFTH THIRD/MAXUS LAUREATE FUND
                          FIFTH THIRD WORLDWIDE FUND

                                Fifth Third/Maxus    Fifth Third Worldwide
                                  Laureate Fund              Fund*
                              ---------------------- -----------------------
                              Institutional Investor Institutional   Advisor
                              ------------- -------- -------------   -------
Shareholder Fees (fees paid
 directly from your
 investment)
  Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................     None        None       None         None
  Maximum Sales Charge on
   Reinvested Dividends......     None        None       None         None
  Maximum Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)................     None        None       None         None
  Redemption Fee.............     None        None       None         None
  Exchange Fee...............     None        None       None         None
Annual Fund Operating
   Expenses (expenses that
   are deducted from Fund
   assets)
  Management Fees............     1.00%       1.00%      1.00%        1.00%
  Distribution/Service (12b-
   1) Fees...................     None        0.50%      None         0.50%
  Other Expenses.............     0.44%       0.44%      0.56%(/1/)   0.56%(/1/)
  Total Annual Fund Operating
   Expenses..................     1.44%       1.94%      1.56%        2.06%
  Fee Waiver and/or Expense
   Reimbursement.............     --          --         0.12%(/2/)   0.12%(/2/)
  Net Expenses...............     --          --         1.44%(/2/)   1.94%(/2/)

-------
(/1/)Other expenses are based on estimated amounts for the current fiscal year. (/2/)The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Worldwide Fund to: Institutional, 1.44%; Advisor, 1.94%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.
* The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

  Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                  1 Year 3 Years
                                                                  ------ -------
Fifth Third/Maxus Laureate Fund
  Institutional Shares...........................................  $147   $456
  Investor Shares................................................  $197   $609

Fifth Third Worldwide Fund
  Institutional Shares...........................................  $147   $469
  Advisor Shares.................................................  $197   $622

                    FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND
                        FIFTH THIRD MICROCAP VALUE FUND

                               Fifth Third/Maxus         Fifth Third
                             Aggressive Value Fund   Microcap Value Fund
                             ---------------------- -----------------------
                             Institutional Investor Institutional   Advisor
                             ------------- -------- -------------   -------
Shareholder Fees (fees paid
 directly from your
 investment)
  Maximum Sales Charge
  (Load) Imposed on
  Purchases
  (as a percentage of
  offering price)..........      None        None       None         None
  Maximum Sales Charge on
   Reinvested Dividends....      None        None       None         None
  Maximum Deferred Sales
  Charge (as a percentage
  of original purchase
  price or redemption
  proceeds, as
  applicable)..............      None        None       None         None
  Redemption Fee...........      None        None       None         None
  Exchange Fee.............      None        None       None         None
Annual Fund Operating
 Expenses (expenses that
 are deducted from
 Fund assets)
  Management Fees..........      1.00%       1.00%      1.00%        1.00%
  Distribution/Service
   (12b-1) Fees............      None        0.50%      None         0.50%
  Other Expenses...........      0.40%       0.40%      0.77%(/1/)   0.77%(/1/)
  Total Annual Fund
   Operating Expenses......      1.40%       1.90%      1.77%        2.27%
  Fee Waiver and/or Expense
   Reimbursement...........      --          --         0.37%(/2/)   0.37%(/2/)
  Net Expenses.............      --          --         1.40%(/2/)   1.90%(/2/)

-------
(/1/)Other expenses are based on estimated amounts for the current fiscal year. (/2/)The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Microcap Value Fund to: Institutional, 1.40%; Advisor, 1.90%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

  Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                  1 Year 3 Years
                                                                  ------ -------
Fifth Third/Maxus Aggressive Value Fund
  Institutional Shares...........................................  $143   $443
  Investor Shares................................................  $193   $597

Fifth Third Microcap Value Fund
  Institutional Shares...........................................  $143   $483
  Advisor Shares.................................................  $193   $636

                            SYNOPSIS OF PROSPECTUS

  Summary. The following is a synopsis of certain information relating to the Transactions and is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus and the Maxus Prospectus, the Statements of Additional Information, and the Appendices attached hereto.

  Key Features of Transaction. The shareholders of each Maxus Fund are being asked to approve or disapprove the proposed Agreement and Plan of Reorganization by and between each Maxus Fund and Fifth Third Funds on behalf of the corresponding Fifth Third Fund (collectively, the "Agreements"), copies of which are attached to this Combined Prospectus/Proxy Statement as Appendices A, B, C, and D. The Agreements provide, among other things, for the transfer of all of the assets of each Maxus Fund to the corresponding Fifth Third Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund and for a number of Shares calculated based on the value of the net assets of such Maxus Fund acquired by such Fifth Third Fund and the net asset value per share of such Fifth Third Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, each Maxus Fund will liquidate, distributing the Shares to its shareholders in complete liquidation, and such Maxus Fund will be terminated.

  At a meeting held on February 21, 2001, the Trustees of each Maxus Fund in attendance voted unanimously to approve the Transactions and to recommend that shareholders of each Maxus Fund also approve the Transactions. Approval of the reorganization of each Maxus Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Maxus Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Maxus Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Maxus Fund.

  Shareholders of each Maxus Fund objecting to the proposed Transactions are not entitled under either Ohio law or each Maxus Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Maxus Fund shares if the Transactions are consummated over his or her objection. However, shares of each Maxus Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for business.

  In the event that the proposals pertaining to any Maxus Fund are not approved by the shareholders of each Maxus Fund, such Maxus Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of such Maxus Fund may consider alternatives in the best interests of the shareholders. However, if approval of any of the Agreements is obtained, the reorganization of such Maxus Fund will be consummated.

  Investment Objectives and Policies. Below is a brief discussion of the investment objectives and policies of each Maxus Fund which are substantially similar to the corresponding Fifth Third Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus, the Maxus Prospectus, and the Statements of Additional Information. For a full and detailed description of permitted investments, see the applicable Fifth Third Prospectus and Maxus Prospectus.

  The securities currently held by each Maxus Fund are substantially similar to those securities which the corresponding Fifth Third Fund may hold. Consequently, the proposed reorganizations of the Maxus Funds should not result in higher than normal portfolio turnover due to the corresponding Fifth Third Fund's disposal of investment securities.

Fifth Third/Maxus Income Fund and Fifth Third Strategic Income Fund

  Fundamental Objective. As its investment objective, the Fifth Third/Maxus Income Fund seeks a high level of total return (using a combination of income and capital appreciation) consistent with reasonable risk. Similarly, the Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

  Investment Policies. Under normal market conditions, the Fifth Third/Maxus Income Fund pursues this objective by investing primarily in income-producing securities (such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities). Certain of the debt securities and preferred stocks in which the Fifth Third/Maxus Income Fund invests may be convertible into common shares. To a lesser degree, the Fifth Third/Maxus Income Fund will invest directly in common shares bearing high dividends.

  Similarly, under normal market conditions, the Fifth Third Strategic Income Fund invests at least 80% of total assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fifth Third Strategic Income Fund invests may be convertible into common shares. To a lesser degree, the Fifth Third Strategic Income Fund will invest directly in common shares bearing high dividends.

  Each Fund will respond to and attempt to anticipate economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. Each Fund may invest in debt securities of any maturity. In selecting corporate debt securities for each Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. Each Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's Corporation and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics. In selecting closed-end funds for each Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by each Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Fifth Third/Maxus Equity Fund and Fifth Third Multicap Value Fund

  Fundamental Objective. As its investment objective, the Fifth Third/Maxus Equity Fund seeks total return using a combination of capital appreciation and income. Similarly, the Fifth Third Multicap Value Fund seeks a high level of total return using a combination of capital appreciation and income.

  Investment Policies. Under normal market conditions, the Fifth Third/Maxus Equity Fund and the Fifth Third Microcap Value Fund pursue their objectives by investing primarily in equity securities of both smaller and larger companies. At least 65% of each Fund's total assets will consist of equity securities. Equity securities consist of common stock and securities convertible into common stock. Each Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Fifth Third/Maxus Laureate Fund and Fifth Third Worldwide Fund

  Fundamental Objective. As their investment objectives, both the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund seek a high level of total return using a combination of capital appreciation and income consistent with reasonable risk.

  Investment Policies. Under normal market conditions, each Fund pursues the investment objective by investing primarily in other mutual funds that invest on a global basis (including U.S. and non-U.S securities). Each Fund will structure its portfolio of mutual funds by (1) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months, and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, each Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. Each Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

  Each Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, futures contracts, and stock indices. For example, a leveraged index fund would perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow each Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated. Each Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has an inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow each Fund to seek to profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at 150% of a regular bear fund. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

  Because each Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of each Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by each Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income.

Fifth Third/Maxus Aggressive Value Fund and Fifth Third Microcap Value Fund

  Fundamental Objective. As their investment objectives, both the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund seek capital appreciation.

  Investment Policies. Under normal market conditions, the Fifth Third/Maxus Aggressive Value Fund pursues this objective by investing at least 65% of total assets in equity securities of companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Similarly, the Fifth Third Microcap Value Fund invests at least 65% of total assets in equity securities of companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. Each Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

  As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, each Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Distributions

 Dividends

  Maxus Funds--The Fifth Third/Maxus Income Fund pays any dividends monthly to shareholders. The Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund declare and pay any dividends annually to shareholders.

  Fifth Third Funds--Dividends, if any, are declared and paid monthly by the Fifth Third Strategic Income Fund. Dividends, if any, are declared and paid quarterly by the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Dividends, if any, are declared and paid annually by the Fifth Third Worldwide Fund.

 Capital Gains

  Capital gains, if any, of each Maxus Fund and Fifth Third Fund, are distributed at least annually.

 Reinvested Dividends and Capital Gains

  Dividends and capital gains distributions of each Maxus Fund will be automatically reinvested in additional Shares without a sales charge, unless the shareholder elects cash payments. Dividends are higher for Institutional shares than for Investor shares because Institutional shares have lower operating expenses than Investor shares.

  With respect to Fifth Third Funds, all dividends and capital gains also will be automatically reinvested unless the shareholder requests otherwise. Fifth Third shareholders can receive dividends and capital gains distributions in cash or by electronic funds transfer to their bank account if they are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Institutional shares than for Advisor shares because Institutional shares have lower operating expenses than Advisor shares.

 Tax Information

  If Shares are purchased just before a Maxus Fund declares a dividend or capital gain distribution, the shareholder will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not the shareholder reinvests the distribution in Shares. Therefore, the shareholder should consider the tax implications of purchasing Shares shortly before the Maxus Fund declares a dividend or capital gain.

  Fifth Third Fund distributions are made on a per share basis regardless of how long the shareholder has owned shares. Therefore, if the shareholder invests shortly before the distribution date, some of the investment will be returned in the form of a taxable distribution.

  Each Maxus Fund and Fifth Third Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fifth Third Fund before a shareholder's investment (and thus were included in the price paid). An exchange of a Fund's shares for shares of another Fund are treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, any gain on the transaction will be subject to federal income taxes.

  Purchase Procedures. Maxus Fund and Fifth Third Fund shareholders may purchase shares on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third shareholders).

  The price of Maxus Fund and Fifth Third Fund shares is based on each Fund's net asset value ("NAV"). The NAV of each Maxus Fund is calculated at 4:00 p.m., New York time, each day the New York Stock Exchange is open for trading. The NAV of each Fifth Third Fund is calculated at 4:00 p.m., Cincinnati time, each day the New York

Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. All orders must be received by the Fifth Third Fund or its transfer agent prior to 4:00 p.m., Cincinnati time, in order to receive that day's NAV.

  The assets of the Maxus Funds (except the Maxus Laureate Fund) are valued primarily on the basis of market quotations. The assets of the Maxus Laureate Fund are valued primarily on the basis of the reported net asset values of the underlying mutual funds in which this Fund invests. The value of each portfolio instrument held by the Fifth Third Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fifth Third Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fifth Third Fund may use fair value pricing. Fifth Third Funds will be closed on those days that Fifth Third Bank is closed and on those days that the New York Stock Exchange is closed.

  Maxus Fund and Fifth Third Fund Institutional shares may be purchased without a sales charge only by certain qualified purchasers. A minimum initial investment of $1,000,000 is required to open a Maxus Fund Institutional Shares account with subsequent minimum investments of $10,000. The minimum initial investment in Fifth Third Institutional shares is $1,000. Subsequent investments must be in amounts of at least $50.

  Maxus Fund Investor Shares may be purchased by any investor without a sales charge. A minimum initial investment of $1,000 is required to open a Maxus Fund Investor Shares account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of each Maxus Fund.

  Fifth Third Advisor shares may be purchased without a sales charge through broker-dealers and financial institutions which have a sales agreement with the distributor of Fifth Third Funds. The minimum initial investment in Advisor shares is $1,000. Subsequent investments must be in amounts of at least $50. (Special rules apply for former Investor shareholders of the Maxus Funds. See below.)

  The entity through which shareholders purchase Fifth Third shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Fifth Third Funds--Instructions for Purchases by Former Maxus Funds Investor Shareholders

  Former Maxus Fund shareholders may purchase additional shares of the Fifth Third Fund directly from Fifth Third Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By Mail                 For Subsequent Investments:

                        1. Use the investment slip attached to your account
                           statement. Or, if unavailable, provide the following information:

                           .  Fund name

                           .  Share class

                           .  Amount invested

                           .  Account name and account number

                        2. Make check, bank draft or money order payable to
                           "Fifth Third Funds" and include your account number on the check.

                        3. Mail or deliver investment slip and full payment to
                           the following address:

                           By Regular Mail:             By Express Mail:
                           Fifth Third Funds            Fifth Third Funds
                           P.O. Box 182706              c/o BISYS Fund Services
                           Columbus, OH 43218-2706      3435 Stelzer Road
                                                        Columbus, OH 43219-3035

By Wire Transfer       For Subsequent Investments:
                       Instruct your bank to wire transfer your investment to:

                           Fifth Third Bank
                           Cincinnati, OH
                           A/C #99944318
                           ABA #042000314
                           Reference: Fifth Third Funds
                           FFC: Shareholder name, Fund name, and Account number

                       Note: Your bank may charge a wire transfer fee.

Systematic Investment Program
                       To begin making systematic investment or to increase the amounts you already are investing:

                       [_]1.  Write a letter of instruction indicating:

                              . Your bank name, address, account number, and ABA routing number

                              .  The amount you wish to invest automatically

                       [_]2.  Attach a voided personal check

                       [_]3.  Mail to:

                              Fifth Third Funds
                              P.O. Box 182706
                              Columbus, OH 43218-2706

Other Information Concerning Purchase of Shares

  Fifth Third Funds and the Maxus Funds reserve the right to reject a purchase order for any reason.

Systematic Investment Plan

  Maxus Funds--The Systematic Investment Plan permits Maxus Fund shareholders to purchase shares of any Fund at monthly intervals. Provided that the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call Mutual Shareholder Services at (216) 736-3500 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

  Fifth Third Funds--A systematic investment plan is not available to Fifth Third shareholders of Institutional or Advisor shares. After consummation of the Transactions, any plan previously in effect for Maxus Fund shareholders will be terminated.

Exchange privilege

  Maxus Fund and Fifth Third Fund shares may be exchanged for shares of any other Maxus Fund or Fifth Third Fund, respectively. (Regarding Fifth Third Advisor shares, special rules apply for former Investor shareholders of the Maxus Funds. See below.) No transaction fees are charged for exchanges.

  Shareholders must meet the minimum investment requirements for the Fund into which the exchange is being made. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Fifth Third Funds--Instructions for Exchanges by Former Maxus Funds Investor Shareholders

  Former Maxus Fund shareholders may exchange their Fifth Third Fund shares for Advisor shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

  To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or call 1-800-282-5706. Please provide the following information:

  --Your name and telephone number

  --The exact name on your account and account number

  --Taxpayer identification number (usually your Social Security number)

  --Dollar value or number of shares to be exchanged

  --The name of the Fund from which the exchange is to be made

  --The name of the Fund into which the exchange is being made

Automatic Exchanges

  To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706.

  If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Notes on exchanges

  To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

  When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

  Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

  The Exchange Privilege may be changed or eliminated at any time.

  The Exchange Privilege is available only in states where shares of the Funds may be sold.

  All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

  Redemption Procedures. Fifth Third Funds and Maxus Fund Shares may be sold on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third Funds). The sales price will be the next NAV after the sell order is received by the Funds, its transfer agent, or the shareholder's investment representative.

  In order to sell Fifth Third Fund Institutional shares, shareholders must call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of the shareholder's qualified employee retirement plan or the broker-dealer, investment advisor, financial planner or other institution through which shares were purchased.

  Fifth Third Fund Advisor shares may be sold through the financial institution through which the shareholder purchased them. (Special rules apply for former Investor shareholders of the Maxus Funds. See below.) The entity through which the shareholder is selling shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

Fifth Third Funds--Instructions for Sales by Former Maxus Funds Investor Shareholders

  Former Maxus Fund shareholders may sell their Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By telephone              Call 1-800-282-5706 with instructions as to how you
                          wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

By mail                   1. Write a letter of instruction indicating:

                             .  your Fund and account number

                             .  amount you wish to redeem

                             .  address where your check should be sent

                             .  account owner(s) signature

                          2. Mail to:
                             Fifth Third Funds
                             P.O. Box 182706
                             Columbus, OH 43218-2706

By overnight service      1. Write a letter of instruction indicating:

                             .  your Fund and account number

                             .  amount you wish to redeem

                             .  address where your check should be sent

                             .  account owner(s) signature

                          2. Send to:
                             Fifth Third Funds
                             c/o BISYS Fund Services
                             3435 Stelzer Road
                             Columbus, OH 43219-3035

By wire transfer
(Option available only
if previously set up on
account.)                 Call 1-800-282-5706 to request a wire transfer.

                          If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

                          The Fund may charge a wire transfer fee of $8. Note:
                          Your financial institution may also charge a separate fee.

Systematic Withdrawal
Program                   To activate this feature call 1-800-282-5706.

  When Written Redemption Requests are Required

  You must request redemptions in writing in the following situations:

  1. Redemptions from Individual Retirement Accounts ("IRAs").

  2. Redemption requests requiring a signature guarantee, which include each of the following.

    .  Your account address has changed within the last 10 business days

    .  The check is not being mailed to the address on your account

    .  The check is not being made payable to the owner(s) of the account

    . The redemption proceeds are being transferred to another Fund account with a different registration

    . The redemption proceeds are being wired to instructions currently not on your account

  Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

  Fifth Third Funds does not accept signatures guaranteed by a notary public.

Closing of Small Accounts

  Regarding Institutional and Advisor shares, if a Fifth Third Fund shareholder's account falls below $1,000 (applicable to Maxus Investor shares and Fifth Third Advisor and Institutional shares) or $1,000,000 (applicable to Maxus Institutional shares) because of redemptions, a Fund may ask the shareholder to increase his/her balance. If it is still below the minimum after 30 days, the Fund may close the shareholder's account and send him/her the proceeds at the current NAV.

Systematic Withdrawal Plan

  Maxus Funds--Shareholders who own shares of a Fund valued at $15,000 or more may elect to receive a monthly or quarterly check in a stated amount (minimum check amount is $100 per month or quarter). Shares will be redeemed at NAV as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the applicable Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Mutual Shareholder Services at
(216) 736-3500.

  Fifth Third Funds--A systematic withdrawal plan is not available to Fifth Third Fund shareholders of Institutional or Advisor shares. After consummation of the Transactions, any plan previously in effect for Maxus Fund shareholders will be terminated.

Redemption in Kind

  Fifth Third Funds (the "Trust") has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

  Each Maxus Fund has elected not to be governed by Rule 18f-1 of the 1940 Act and therefore may redeem Shares for any one shareholder in either cash or in securities or other assets at the time owned by the Fund or partly in securities or other assets at the time owned by the Fund.

  Federal Tax Considerations. Consummation of the Transactions is subject to the condition that the Maxus Funds and the Fifth Third Funds receive an opinion of Ropes & Gray, counsel to Fifth Third Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transactions will not result in the recognition of gain or loss for Federal income tax purposes to any of the Maxus Funds, Fifth Third Funds, or their shareholders.

                                 RISK FACTORS

  Below is a brief discussion of the risk factors of each Maxus Fund which are substantially similar to each corresponding Fifth Third Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus, the Maxus Prospectus, and the Statements of Additional Information.

  Fifth Third/Maxus Income Fund and Fifth Third Strategic Income
Fund. Investment in the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund may be subject to the following principal risks:

  Volatility. The value of securities in each Fund's portfolio will go up and down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.
Consequently, each Fund's share price may decline and you could lose money.

  Debt Securities. Each Fund's portfolio will also be exposed to the following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

  --Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of each Fund may decrease during periods of rising interest rates.

  --An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, each Fund may lose all or part of its investment. The net asset value of each Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

  --Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

  Closed-End Funds. The closed-end funds in which each Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses. Therefore, the investment by each Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for each Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above. Also, certain of the closed-end funds in which each Fund invests may invest part or all of their assets in debt securities of foreign issuers. Such investments involve the following additional risks:

  --Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.

  --There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

  Fifth Third/Maxus Equity Fund and Fifth Third Multicap Value
Fund. Investment in the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund may be subject to the following principal risks:

  Volatility. The value of securities in each Fund's portfolio will go up and down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.
Consequently, each Fund's share price may decline and you could lose money.

  Smaller Companies. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While each Fund invests in both smaller and larger companies, the smaller companies in which each Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of each Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above average risk.

  The Fifth Third Multicap Value Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

  Fifth Third/Maxus Laureate Fund and Fifth Third Worldwide Fund. Investment in the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund may be subject to the following principal risks:

  Volatility. The value of securities in each Fund's portfolio will go up and down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

  Foreign Exposure. Many of the underlying funds in which each Fund invests have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, each Fund's share price will decline.

  Index and Leveraged Index Funds. Each Fund may invest in index funds or leveraged index funds. If equity prices generally decline while each Fund is invested in an index fund or funds, each Fund could experience substantial losses. Such losses would be magnified to the extent each Fund is invested in a leveraged index fund or funds.

  Bear and Leveraged Bear Funds. Each Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while each Fund is invested in a bear fund or funds, each Fund could experience substantial losses. Such losses would be magnified to the extent each Fund is invested in a leveraged bear fund or funds.

  The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the advisor's expectations.

  The portfolio turnover rate of the Funds is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

  Duplication of Expenses. An investor in each Fund will bear not only his proportionate share of the expenses of each Fund, but also indirectly similar expenses of the underlying mutual funds in which each Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

  Fifth Third/Maxus Aggressive Value Fund and Fifth Third Microcap Value Fund. Investment in the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund may be subject to the following principal risks:

  Volatility. The value of securities in each Fund's portfolio will go up and down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

  Smaller Companies. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which each Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of each Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above average risk.

  The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

  The above discussion is qualified in its entirety by the disclosure set forth in the Fifth Third Prospectus, the Maxus Prospectus, and the Statements of Additional Information.

                       INFORMATION ABOUT THE TRANSACTIONS

  Agreement and Plan of Reorganization; Securities. Each of the proposed Agreements provides that each Fifth Third Fund will acquire all of the assets of the corresponding Maxus Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund and the issuance of Shares to that Maxus Fund equal to the value of such Maxus Fund's net assets, such exchange to occur as of the Exchange Date (defined in the Agreements to be on or about June 18, 2001, or such other date as mutually agreed upon by the Maxus Funds and Fifth Third Funds.) The following discussion of the Agreements is qualified in its entirety by the full text of the Agreements, which are attached as Appendices A, B, C, and D to this Combined Prospectus/Proxy Statement.

  As a result of the Transactions, each Maxus Fund shareholder will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Maxus Fund transferred to the corresponding Fifth Third Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Maxus Fund owned by the shareholder as of the Exchange Date (the "Valuation Time")). The portfolio securities of each Maxus Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on February 21, 2001 for the Boards of Trustees of the Maxus Funds and March 13, 2001 for the Board of Trustees of Fifth Third Funds (the "Boards"), the Boards, including the Independent Trustees of each Board, unanimously determined that the reorganizations would be in the best interests of their registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

  Immediately following the Exchange Date, each Maxus Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and such Maxus Fund will be liquidated. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Fifth Third Fund in the name of such Maxus Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Maxus Fund shares that they hold (Institutional or Investor, respectively).

  The consummation of the reorganizations is subject to the conditions set forth in the Agreements. The Agreements may be terminated and the reorganizations abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of the Maxus Funds and Fifth Third Funds or, if any condition set forth in the Agreements has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

  All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transactions contemplated by the Agreements will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions contemplated by the Agreements will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions will be borne by the party incurring such fees and expenses. The Boards have determined that the interests of the existing shareholders of the Maxus Funds and the Fifth Third Funds will not be diluted as a result of the Transactions. Full and fractional Shares will be issued to each Maxus Fund shareholder in accordance with the procedure under the Agreements as described above. Each Fifth Third Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

  Fifth Third Funds' Declaration of Trust permits it to divide its shares of any series, without shareholder approval, into one or more classes of shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the Fifth Third Funds are currently divided into six classes: Investment A, Investment B, Investment C, Advisor, Institutional, and Service Shares. The Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund currently do not offer Service Shares. The Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund currently do not offer Investment A, Investment B, or Investment C shares. Institutional and Advisor shares will be distributed as applicable by Fifth Third Funds in connection with the Transactions. Each Maxus Fund's Declaration of Trust also permits multiple classes of shares, and shares of certain Maxus Funds are currently divided into two classes:
Institutional and Investor shares. Upon consummation of the Transactions, all Maxus Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Institutional or Advisor) that corresponds to the class of the Maxus Fund Shares that they hold (Institutional or Investor, respectively).

  Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds. The Declaration of Trust provides for indemnification out of Fifth Third Funds property for all loss and expense of any shareholder held personally liable for the obligations of Fifth Third Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

  Reasons For The Proposed Reorganization. The primary reason for the Transactions is the recently completed Merger of RMI, the former parent company of MAM, with Fifth Third Bancorp. The Transactions present the opportunity to combine the separate Maxus Funds and Fifth Third Funds into a single, larger consolidated group. Fifth Third Bank and MAM have recommended that each Maxus Fund be reorganized into the corresponding Fifth Third Fund as described in this Prospectus/Proxy Statement. A meeting of the Maxus Trustees was held on February 21, 2001 at which meeting the Maxus Trustees present, including the Independent Trustees present, unanimously determined that the reorganizations would be in the best interests of each Maxus Fund and existing Maxus Fund shareholders and that the economic interests of such shareholders would not be diluted as a result of effecting the reorganizations. At this same meeting, all of the Maxus Trustees, including the Independent Trustees, unanimously approved the proposed reorganizations and recommended approval of the Agreements.

  In electing to approve the Agreements and recommend them to shareholders of the Maxus Funds, the Maxus Trustees acted upon information provided to them, indicating that the proposed Transactions would operate in the best interests of the Maxus Funds' shareholders. In particular, the Maxus Trustees determined that the proposed Transactions offered the following benefits:

  . Participation in the Larger Fund Complex: The Maxus Trustees were informed that the proposed Transactions would, if effected, result in a mutual fund complex consisting of twenty-one portfolios and total anticipated assets in excess of $5.7 billion. Maxus Fund shareholders who would, as part of the proposed Transactions, become part of the Fifth Third Funds complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within the Maxus Funds and would find compatibility of the Maxus Funds' and Fifth Third Funds' investment objectives, policies and shareholder services. In addition, the Maxus Trustees received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

  . Continuity and Efficiency of Management: The Maxus Trustees were provided with information detailing the consolidation efforts involving MAM, the former advisor to the Maxus Funds. It was represented to the Maxus Trustees that the post-reorganization portfolios of Fifth Third Funds would be managed on a day-to-day basis by the same persons who had previously been responsible for managing each Maxus Fund.

  . Tax-Free Nature of Transaction; Lack of Dilution: The Maxus Trustees were informed that the proposed Transactions involving the Maxus Funds and the Fifth Third Funds would occur only if they could be accomplished without resulting in the imposition of federal income taxes on any Maxus Fund or its shareholders. In addition, the Maxus Trustees received representations from Fifth Third Bank to the effect that Fifth Third Bank would defray the Maxus Funds' costs directly associated with participation in the proposed Transactions. Finally, the Maxus Trustees were informed that the interests of the Maxus Fund shareholders would not be materially diluted as a result of the proposed Transactions, and that the Maxus Fund shareholders would receive shares of the corresponding Fifth Third Fund equal in value to the market value (or, where relevant, amortized cost value) of the Maxus Funds' assets.

  . Fees and Expenses: The Maxus Trustees received information relating to the fees and expenses charged or to be charged to Fifth Third shareholders. The Maxus Trustees determined that in light of the above-mentioned potential benefits to be gained from the proposed Transactions, such benefits outweigh the possible increase in total expenses of each Maxus Fund subsequent to the expiration of the two-year waiver period on the fees and expenses of each Maxus Fund. While this is presently the case, there was no guarantee that this would remain the case in the future.

  Federal Income Tax Consequences. As a condition to each Maxus Fund's obligation to consummate the reorganizations, each Maxus Fund will receive an opinion from Ropes & Gray, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by Fifth Third Funds, for federal income tax purposes: (i) each Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fifth Third Fund and the Maxus Fund each will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code no gain or loss will be recognized by the Fifth Third Fund upon the receipt of the assets of the Maxus Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Maxus Fund;
(iii) under Section 362(b) of the Code the basis in the hands of the Fifth Third Fund of the assets of the Maxus Fund transferred to the Fifth Third Fund in the transaction will be the same as the basis of such assets in the hands of the Maxus Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code the holding periods of the assets of the Maxus Fund in the hands of the Fifth Third Fund will include the periods during which such assets were held by the Maxus Fund; (v) under Section 361 of the Code no gain or loss will be recognized by the Maxus Fund upon the transfer of the Maxus Fund's assets to the Fifth Third Fund in exchange for the Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Maxus Fund, or upon the distribution of the Fifth Third Shares by the Maxus Fund to its shareholders in liquidation; (vi) under Section 354 of the Code no gain or loss will be recognized by the Maxus Fund shareholders upon the exchange of their Maxus Shares for Fifth Third Shares; (vii) under Section 358 of the Code the aggregate basis of Fifth Third Shares the Maxus Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) under Section 1223(1) of the Code a Maxus Fund shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) the Fifth Third Fund will succeed to and take into account the items of the Maxus Fund described in Section 381(c) of the Code. The Fifth Third Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

  Voting Rights. Each shareholder of a Maxus Fund and a Fifth Third Fund is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of each Maxus Fund, as holders of Institutional or Advisor Shares of the corresponding Fifth Third Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the corresponding Fifth Third Fund. As shareholders of each considerably larger Fifth Third Fund following the Transactions, the former shareholders of each Maxus Fund will possess less proportional voting power when they vote as Fifth Third Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Maxus Fund.

  Capitalization. Prior to consummation of the Transactions, the Fifth Third Funds will have no assets or prior history of operations. Because capitalization information for the pro forma Fifth Third Funds will be identical to the Maxus Funds, no tables are provided.

  Information Filed With The Securities And Exchange Commission. Each Maxus Fund and Fifth Third Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by each Maxus Fund and Fifth Third Fund can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices:
90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION

  Proxies are being solicited from shareholders of each Maxus Fund by the Trustees of Fifth Third Funds for the Meeting to be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about April 27, 2001. The costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank. A proxy may be revoked at any time at or before the meeting by submitting to Fifth Third Funds a subsequently dated proxy, delivering a written notice of revocation to Fifth Third Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Notice of Special Meeting" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals (set forth in items
(1), (2), (3), (4), and (5) of the Notice of Special Meeting to implement the reorganizations of each Maxus Fund by the transfer of all of its assets to the corresponding Fifth Third Fund, in exchange for Fifth Third Institutional and Advisor shares of such corresponding Fifth Third Fund and the assumption by such corresponding Fifth Third Fund of all of the liabilities of each Maxus Fund followed by the liquidation of each Maxus Fund and the distribution of Shares to the shareholders of each Maxus Fund. All Maxus Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Institutional or Advisor) that corresponds to the class of the Maxus Fund Shares that they hold (Institutional or Investor, respectively). The Transactions contemplated by the Agreements will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each Maxus Fund voting as a Fund, as described above. In the event the shareholders do not approve the reorganizations, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

  Proxies are being solicited by mail. Shareholders of record of each Maxus Fund at the close of business on April 6, 2001 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof. Each Share is entitled to one vote as of the close of business on April 6, 2001. Shareholders are entitled to one vote per Share and a proportionate fractional vote for any fractional Share. Approval of the reorganization of each Maxus Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Maxus Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Maxus Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Maxus Fund.

  As of April 6, 2001, there were outstanding the following amount of Shares of Institutional and Investor Shares of each Maxus Fund:

  Fifth Third/Maxus Income Fund
  Institutional Shares:388,073.133
  Investor Shares: 3,034,497.541

  Fifth Third/Maxus Equity Fund
  Institutional Shares: 65,439.624
  Investor Shares: 2,292,849.251

  Fifth Third/Maxus Laureate Fund
  Institutional Shares: 80,243.301
  Investor Shares: 2,184,134.388

  Fifth Third/Maxus Aggressive Value Fund
  Institutional Shares: 1,425,448.874
  Investor Shares: 3,190,399.674

  Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

  The Maxus Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

  As of April 6, 2001, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding shares of Institutional and Advisor Shares of any of the Fifth Third Funds. The information in the following table shows, to the best of the knowledge of each Maxus Fund and Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the April 6, 2001 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (i) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under
(S)2(a)(9) of the 1940 Act which has become final, that control exists.

                                                      Approximate  Approximate
                                  Percent  Percent of  Percent of   Percent of
                                 of Record Beneficial    Record     Beneficial
                                 Ownership Ownership   Ownership    Ownership
                                   as of     as of        Upon         Upon
Name and Address                 4/6/2001   4/6/2001  Consummation Consummation
----------------                 --------- ---------- ------------ ------------
Fifth Third/Maxus Income Fund
Investor
 Donaldson Lufkin Jenrette......   6.59%      6.59%       N/A          N/A
 PO Box 2052
 Jersey City, NJ 07303-9998

Institutional
 FifthThird/Maxus Securities
  Corp..........................  10.31%     10.31%       N/A          N/A
 1404 East 9th Street
 Cleveland, OH 44114

 CNA Trust......................  51.45%     51.45%       N/A          N/A
 PO Box 5024
 Costa Mesa, CA 92628-5024

 Richard A. Barone..............   7.73%      7.73%       N/A          N/A
 ATTN: Robin
 1301 East 9th Street
 Cleveland, OH 44314

 B/D Holdings Inc...............  12.96%     12.96%       N/A          N/A
 1301 East 9th St.
 Cleveland, OH 44114

 Fifth Third Bank...............  10.72%     10.72%       N/A          N/A
 ATTN: Mutual Funds Processing
 PO Box 633074
 Cincinnati, OH 45263

                                                      Approximate  Approximate
                                  Percent  Percent of  Percent of   Percent of
                                 of Record Beneficial    Record     Beneficial
                                 Ownership Ownership   Ownership    Ownership
                                   as of     as of        Upon         Upon
Name and Address                 4/6/2001   4/6/2001  Consummation Consummation
----------------                 --------- ---------- ------------ ------------
Fifth Third/Maxus Equity Fund
Investor
 Saxon & Co....................    9.11%      9.11%        N/A          N/A
 PO Box 7780-1888
 Philadelphia, PA 19182

Institutional
 CNA Trust.....................   62.40%     62.40%        N/A          N/A
 PO Box 5024
 Costa Mesa, CA 92628-5024

 Fifth Third Bank..............   25.64%     25.64%        N/A          N/A
 ATTN: Mutual Funds Processing
 PO Box 633074
 Cincinnati, OH 45263

Fifth Third/Maxus Laureate Fund
Institutional
 CNA Trust.....................   97.88%     97.88%        N/A          N/A
 PO Box 5024
 Costa Mesa, CA 92628

Fifth Third/Maxus Aggressive
 Value Fund
Institutional
 CNA Trust.....................   15.98%     15.98%        N/A          N/A
 PO Box 5024
 Costa Mesa, CA 92628

 Key Trust Company.............   15.51%     15.51%        N/A          N/A
 PO Box 94871
 Cleveland, OH 44101

 National City.................   46.47%     46.47%        N/A          N/A
 PO Box 94984
 Cleveland, OH 44101-4984

 Richard A. Barone.............    7.02%      7.02%        N/A          N/A
 ATTN: Robin
 1301 East 9th Street
 Cleveland, OH 44314

Fifth Third Strategic Income
 Fund
Advisor
 Donaldson Lufkin Jenrette.....      N/A        N/A       6.59%        6.59%
 PO Box 2052
 Jersey City, NJ 07303-9998

Institutional
 Fifth Third/Maxus Securities
  Corp.........................      N/A        N/A      10.31%       10.31%
 1404 East 9th Street
 Cleveland, OH 44114

 CNA Trust.....................      N/A        N/A      51.45%       51.45%
 PO Box 5024
 Costa Mesa, CA 92628-5024

                                                      Approximate  Approximate
                                  Percent  Percent of  Percent of   Percent of
                                 of Record Beneficial    Record     Beneficial
                                 Ownership Ownership   Ownership    Ownership
                                   as of     as of        Upon         Upon
Name and Address                 4/6/2001   4/6/2001  Consummation Consummation
----------------                 --------- ---------- ------------ ------------
 Richard A. Barone..............    N/A       N/A         7.73%        7.73%
 ATTN: Robin
 1301 East 9th Street
 Cleveland, OH 44114

 B/D Holdings Inc...............    N/A       N/A        12.96%       12.96%
 1301 East 9th Street
 Cleveland, OH 44114

 Fifth Third Bank...............    N/A       N/A        10.72%       10.72%
 ATTN: Mutual Funds Processing
 PO Box 633074
 Cincinnati, OH 45263

Fifth Third Multicap Value Fund
Advisor
 Saxon & Co.....................    N/A       N/A         9.11%        9.11%
 PO Box 7780-18888

Institutional
 CNA Trust......................    N/A       N/A        62.40%       62.40%
 PO Box 5024
 Costa Mesa, CA 92628-5024

 Fifth Third Bank...............    N/A       N/A        25.64%       25.64%
 ATTN: Mutual Funds Processing
 PO Box 633074

Fifth Third Worldwide Fund
Institutional
 CNA Trust......................    N/A       N/A        97.88%       97.88%
 PO Box 5024
 Costa Mesa, CA 92628-5024

Fifth Third Microcap Value Fund
Institutional
 CNA Trust......................    N/A       N/A        15.98%       15.98%
 PO Box 5024
 Costa Mesa, CA 92628-5024

 Key Trust Company..............    N/A       N/A        15.51%       15.51%
 PO Box 94871
 Cleveland, OH 44101

 National City..................    N/A       N/A        46.47%       46.47%
 PO Box 94984
 Cleveland, OH 44101-4984

 Richard A. Barone..............    N/A       N/A         7.02%        7.02%
 ATTN: Robin
 1301 East 9th Street
 Cleveland, OH 44114

  THE BOARD OF TRUSTEES OF EACH MAXUS FUND, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENTS.

                INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

  Fifth Third Bank may be deemed to have an interest in the merger because its wholly-owned subsidiary, Fifth Third Asset Management Inc., provides investment advisory services to the Fifth Third Funds pursuant to an advisory agreement with Fifth Third Funds. Future growth of assets of Fifth Third Funds can be expected to increase the total amount of fees payable to Fifth Third Asset Management Inc. and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                                   APPENDIX A

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement") is made as of March 13, 2001, by and between Fifth Third Funds ("Fifth Third"), a Massachusetts business trust, on behalf of Fifth Third Microcap Value Fund ("Fifth Third Microcap Value"), a series therof, and Maxfund Trust ("Maxfund Trust"), an Ohio business trust, on behalf of Fifth Third/Maxus Aggressive Value Fund ("Maxus Aggressive Value"), a series thereof. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

Plan of Reorganization

      (a) Maxfund Trust will sell, assign, convey, transfer and deliver to Fifth Third, and Fifth Third will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time and held by Maxus Aggressive Value on behalf of Fifth Third Microcap Value.

   In consideration therefor, Fifth Third Microcap Value shall, on the Exchange Date, assume all of the liabilities of Maxus Aggressive Value and transfer to Maxus Aggressive Value a number of full and fractional units of beneficial interest ("Fifth Third Shares") such Shares being Fifth Third Institutional and Advisor Shares of Fifth Third Microcap Value having an aggregate net asset value equal to the value of the assets of Maxus Aggressive Value transferred to Fifth Third Microcap Value on such date less the value of all of the liabilities of Maxus Aggressive Value assumed by Fifth Third Microcap Value on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

      (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, Maxus Aggressive Value in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Fifth Third Shares received by it, each shareholder being entitled to receive that number of Fifth Third Shares equal to the proportion which the number of units of beneficial interest ("Maxus Shares") of Maxus Aggressive Value held by such shareholder bears to the number of such Maxus Shares of Maxus Aggressive Value outstanding on such date. Maxus Aggressive Value shareholders of record holding Maxus Institutional Shares will receive Fifth Third Institutional Shares and Maxus Aggressive Value shareholders of record holding Maxus Investor Shares will receive Fifth Third Advisor Shares.

Agreement

   Fifth Third and Maxfund Trust represent, warrant and agree as follows:

   1. Representations and Warranties of Maxus Aggressive Value. Each of Maxfund Trust and Maxus Aggressive Value jointly and severally represents and warrants to and agrees with Fifth Third and Fifth Third Microcap Value that:

      (a) Maxfund Trust is a business trust duly organized and validly existing under the laws of the State of Ohio and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Maxfund Trust and Maxus Aggressive Value are not required to qualify as a foreign association in any jurisdiction. Maxfund Trust and Maxus Aggressive Value have all necessary federal, state and local authorizations to carry on their business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

      (b) Maxfund Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Maxus Aggressive Value has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Maxus Aggressive Value has been a regulated investment company under such sections of the Code at all times since its inception.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for Maxus Aggressive Value at and for the year ended December 31, 2000, such statements and schedules having been audited by McCurdy & Associates C.P.A.'s, Inc., independent accountants to Maxfund Trust, have been furnished to Fifth Third. Such statements of assets and liabilities and schedule fairly present the financial position of Maxus Aggressive Value as of its date and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

      (d) The prospectus of Maxus Aggressive Value dated April 30, 2000 (the "Maxus Prospectus") and the Statement of Additional Information for Maxus Funds dated April 30, 2000 ("Maxus Statement of Additional Information") and on file with the Securities and Exchange Commission, that has been previously furnished to Fifth Third, did not as of its date and does not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Maxfund Trust or Maxus Aggressive Value, overtly threatened against Maxfund Trust or Maxus Aggressive Value which assert liability on the part of Maxfund Trust or Maxus Aggressive Value.

      (f) There are no material contracts outstanding to which Maxfund Trust, with respect to Maxus Aggressive Value, is a party, other than as disclosed in the Maxus Prospectus and the Maxus Statement of Additional Information or in the Registration Statement and the Proxy Statement.

      (g) Maxfund Trust, with respect to Maxus Aggressive Value, does not have any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000, and those incurred in the ordinary course of Maxfund Trust's business as an investment company since that date. Prior to the Exchange Date, Maxfund Trust will advise Fifth Third of all known material liabilities, contingent or otherwise, incurred by it, with respect to Maxus Aggressive Value subsequent to December 31, 2000, whether or not incurred in the ordinary course of business.

      (h) As used in this Agreement, the term "Investments" shall mean Maxus Aggressive Value's investments shown on the schedule of its portfolio investments as of December 31, 2000, referred to in Section 1(c) hereof, as supplemented with such changes as Maxfund Trust or Maxus Aggressive Value shall make after December 31, 2000, which changes shall be disclosed to Fifth Third, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

      (i) Maxus Aggressive Value has filed or will file all federal and other tax returns which, to the knowledge of Maxfund Trust's officers, are required to be filed by the Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Maxus Aggressive Value. To the best of such officers' knowledge, all tax liabilities of Maxus Aggressive Value have been adequately provided for on its books, and no tax deficiency or liability of the Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Maxfund Trust , on behalf of Maxus Aggressive Value will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of Maxus Aggressive Value to be transferred to Fifth Third Microcap Value pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Fifth Third, on behalf of Fifth Third Microcap Value, will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Maxfund Trust or Maxus Aggressive Value and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

      (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either Maxfund Trust or Fifth Third.

      (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxfund Trust, on behalf of Maxus Aggressive Value, of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

      (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Fifth Third on Form N-14 relating to the Fifth Third Shares issuable hereunder, and the proxy statement of Maxfund Trust included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Maxfund Trust and Maxus Aggressive Value, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
  (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third, insofar as it relates to Maxfund Trust and Maxus Aggressive Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus, or the Proxy Statement, made in reliance upon or in conformity with information furnished by Fifth Third or Fifth Third Microcap Value, for use in the Registration Statement, Prospectus, or Proxy Statement.

      (n) All of the issued and outstanding Maxus Shares of Maxus Aggressive Value have been offered for sale and sold in conformity with all applicable federal and state securities laws.

   2. Representations and Warranties of Fifth Third. Each of Fifth Third and Fifth Third Microcap Value jointly and severally represents and warrants to and agrees with Maxfund Trust and Maxus Aggressive Value that:

      (a) Fifth Third is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Fifth Third and Fifth Third Microcap Value are not required to qualify as a foreign association in any jurisdiction. Fifth Third and Fifth Third Microcap Value have all necessary federal, state and local authorizations to own all of their properties and assets and to carry on their business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

      (b) Fifth Third is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Fifth Third Microcap Value intends to qualify as a regulated investment company under Part I of Subchapter M of the Code.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for Fifth Third Microcap Value for the year ended July 31, 2000, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Fifth Third, have been furnished to Maxus Aggressive Value.

      (d) The prospectus of Fifth Third Microcap Value dated April 15, 2001 ("Fifth Third Prospectus"), and the Statement of Additional Information for Fifth Third Microcap Value, dated April 15, 2001 ("Fifth Third Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to Maxfund Trust, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third or Fifth Third Microcap Value, overtly threatened against Fifth Third or Fifth Third Microcap Value which assert liability on the part of Fifth Third or Fifth Third Microcap Value.

      (f) There are no material contracts outstanding to which Fifth Third or Fifth Third Microcap Value is a party, other than as disclosed in Fifth Third's Prospectus and Statement of Additional Information or in the Registration Statement.

      (g) Neither Fifth Third nor Fifth Third Microcap Value has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2000, referred to above and those incurred in the ordinary course of the business of Fifth Third as an investment company or Fifth Third Microcap Value since such date. Prior to the Exchange Date, Fifth Third will advise Maxfund Trust of all known material liabilities, contingent or otherwise, incurred by it and Fifth Third Microcap Value subsequent to July 31, 2000, whether or not incurred in the ordinary course of business.

      (h) Fifth Third Microcap Value has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third's officers, are required to be filed by Fifth Third Microcap Value and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Fifth Third Microcap Value. To the best of such officers' knowledge, all tax liabilities of Fifth Third Microcap Value have been adequately provided for on its books, and no tax deficiency or liability of Fifth Third Microcap Value has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third or Fifth Third Microcap Value of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

      (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third on behalf of Fifth Third Microcap Value will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Maxus Aggressive Value to be transferred to Fifth Third Microcap Value pursuant to this Agreement.

      (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third and Fifth Third Microcap Value: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in
  Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third or Fifth Third Microcap Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Maxfund Trust and Maxus Aggressive Value for use in the Registration Statement, the Prospectus or the Proxy Statement.

      (l) Fifth Third Shares to be issued to Maxus Aggressive Value have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third will have any preemptive right of subscription or purchase in respect thereof.

      (m) The issuance of Fifth Third Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

      (n) Fifth Third Microcap Value, upon filing of its first income tax returns at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under Sections 851 and 852 of the Code.

      (o) Fifth Third through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Maxfund Trust and Maxus Aggressive Value in completing of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

   3. Reorganization. (a) Subject to the requisite approval of the shareholders of Maxus Aggressive Value and to the other terms and conditions contained herein (including Maxus Aggressive Value's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Maxfund Trust and Maxus Aggressive Value agree to sell, assign, convey, transfer and deliver to Fifth Third Microcap Value, and Fifth Third Microcap Value agrees to acquire from Maxus Aggressive Value, on the Exchange Date all of the Investments and all of the cash and other assets of Maxus Aggressive Value in exchange for that number of Fifth Third Shares of Fifth Third Microcap Value provided for in Section 4 and the assumption by Fifth Third Microcap Value of all of the liabilities of Maxus Aggressive Value. Pursuant to this Agreement, Maxus Aggressive Value will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Fifth Third Shares received by it to its shareholders in exchange for their Maxus Shares of Maxus Aggressive Value.

      (b) Maxfund Trust, on behalf of Maxus Aggressive Value, will pay or cause to be paid to Fifth Third Microcap Value any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Fifth Third Microcap Value hereunder. Maxfund Trust, on behalf of Maxus Aggressive Value, will transfer to Fifth Third Microcap Value any rights, stock dividends or other securities received by Maxfund Trust or Maxus Aggressive Value after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to Fifth Third Microcap Value at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Maxus Aggressive Value acquired by Fifth Third Microcap Value.

   4. Exchange Date; Valuation Time. On the Exchange Date, Fifth Third will deliver to Maxfund Trust a number of Fifth Third Shares having an aggregate net asset value equal to the value of the assets attributable to each class of Maxus Shares of Maxus Aggressive Value acquired by Fifth Third Microcap Value, less the value of the liabilities of Maxus Aggressive Value assumed, determined as hereafter provided in this Section 4.

      (a) Subject to Section 4(d) hereof, the value of Maxus Aggressive Value's net assets will be computed as of the Valuation Time using the valuation procedures for Fifth Third Microcap Value set forth in the Fifth Third Prospectus and Fifth Third Statement of Additional Information. In no event shall the same security held by both Maxfund Trust and Fifth Third be valued at different prices.

      (b) Subject to Section 4(d) hereof, the net asset value of a Fifth Third Share of Fifth Third Microcap Value will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectus for Fifth Third Microcap Value.

      (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on June 22, 2001, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

      (d) No formula will be used to adjust the net asset value of Maxus Aggressive Value or Fifth Third Microcap Value to take into account differences in realized and unrealized gains and losses.

      (e) Fifth Third Microcap Value shall issue its Fifth Third Shares to Maxus Aggressive Value on one share deposit receipt registered in the name of Maxus Aggressive Value. Maxus Aggressive Value shall distribute in liquidation the Fifth Third Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third's transfer agent which will as soon as practicable set up open accounts for Maxus Aggressive Value shareholders in accordance with written instructions furnished by Maxfund Trust.

      (f) Fifth Third Microcap Value shall assume all liabilities of Maxus Aggressive Value, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Maxus Aggressive Value or otherwise, except that recourse for assumed liabilities relating to Maxus Aggressive Value will be limited to Fifth Third Microcap Value.

   5. Expenses, Fees, etc. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Fifth Third and Maxfund Trust of the transactions contemplated by this Agreement will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of Fifth Third Microcap Value or Maxus Aggressive Value, as the case may be, as a "regulated investment company" within the meaning of
Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

      (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Maxfund Trust being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Maxfund Trust's obligations referred to in Section 8(a) or
  Section 10), Maxfund Trust shall pay directly all reasonable fees and expenses incurred by Fifth Third in connection with such transactions, including, without limitation, legal, accounting and filing fees.

      (c) In the event the transactions contemplated by this Agreement are not consummated by reason of Fifth Third being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Fifth Third's obligations referred to in Section 8(a) or
  Section 9), Fifth Third shall pay directly all reasonable fees and expenses incurred by Maxfund Trust in connection with such transactions, including without limitation legal, accounting and filing fees.

      (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) Fifth Third or Maxfund Trust being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Maxfund Trust or Fifth Third's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Maxfund Trust and Fifth Third shall bear the expenses it has actually incurred in connection with such transactions.

     (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

   6. Permitted Assets. Fifth Third and Maxfund Trust agree to review the assets of Maxus Aggressive Value to ensure that at any time prior to the Exchange Date the assets of Maxus Aggressive Value do not include any assets that Fifth Third Microcap Value is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Maxus Aggressive Value, is unsuitable for Fifth Third Microcap Value to acquire.

   7. Exchange Date. Delivery of the assets of Maxus Aggressive Value to be transferred, assumption of the liabilities of Maxus Aggressive Value to be assumed, and the delivery of Fifth Third Shares to be issued shall be made on June 25, 2001 at 10:00 a.m. or at such other times and dates agreed to by Maxfund Trust and Fifth Third, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   8. Special Meeting of Shareholders; Dissolution. (a) Maxfund Trust agrees to call a special meeting of the shareholders of Maxus Aggressive Value as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Maxus Aggressive Value to and the assumption of all of the liabilities of Maxus Aggressive Value by Fifth Third Microcap Value as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of Maxus Aggressive Value, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the Maxus Shares of Maxus Aggressive Value shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Maxfund Trust's Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

      (b) Maxfund Trust and Maxus Aggressive Value agrees that the liquidation of the Maxus Aggressive Value will be effected in the manner provided in Maxfund Trust's Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Fifth Third Shares to the shareholders of Maxus Aggressive Value without first paying or adequately providing for the payment of all of Maxus Aggressive Value's known debts, obligations and liabilities.

      (c) Each of Fifth Third and Maxfund Trust will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

   9. Conditions to Fifth Third's Obligations. The obligations of Fifth Third and Fifth Third Microcap Value hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of Maxus Aggressive Value, shall have been approved by the shareholders of Maxus Aggressive Value in the manner required by law.

      (b) Maxfund Trust shall have furnished to Fifth Third a statement of Maxus Aggressive Value's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Maxfund Trust's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Maxus Aggressive Value since December 31, 2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Maxus Shares of Maxus Aggressive Value, dividends paid or losses from operations.

      (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Maxfund Trust and Maxus Aggressive Value made in this Agreement are true and correct in all material respects as if made at and as of such dates, Maxfund Trust and Maxus Aggressive Value has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Maxfund Trust shall have furnished to Fifth Third a statement, dated the Exchange Date, signed by Maxfund Trust's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (d) Maxfund Trust shall have delivered to Fifth Third a letter from McCurdy & Associates C.P.A.'s, Inc. dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of Maxus Aggressive Value for the year ended December 31, 2000 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of Maxus Aggressive Value for the periods covered thereby, or that Maxus Aggressive Value would not qualify as a regulated investment company for federal income tax purposes.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Fifth Third shall have received an opinion of McDonald, Hopkins, Burke & Haber Co., L.P.A., in form reasonably satisfactory to Fifth Third and dated the Exchange Date, to the effect that (i) Maxfund Trust is a business trust duly organized and validly existing under the laws of the State of Ohio, (ii) this Agreement has been duly authorized, executed, and delivered by Maxfund Trust on behalf of Maxus Aggressive Value and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fifth Third, is a valid and binding obligation of Maxfund Trust with respect to Maxus Aggressive Value, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to Maxus Aggressive Value and its assets, (iii) Maxfund Trust has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Maxfund Trust and Maxus Aggressive Value will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Maxfund Trust's Declaration of Trust and Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which Maxfund Trust, with respect to Maxus Aggressive Value, is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Maxfund Trust's Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Maxfund Trust whose responsibility it is to advise Maxfund Trust with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxfund Trust on behalf of Maxus Aggressive Value of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Fifth Third's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Fifth Third.

      (g) Fifth Third shall have received an opinion of Ropes & Gray, counsel to Fifth Third addressed to Fifth Third and Fifth Third Microcap Value, and to Maxfund Trust and Maxus Aggressive Value in form reasonably satisfactory to Fifth Third and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications that will be provided to Maxus' counsel), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Fifth Third Microcap Value and Maxus Aggressive Value will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Fifth Third Microcap Value upon the receipt of the assets of Maxus Aggressive Value in exchange for Fifth Third Shares and the assumption by Fifth Third Microcap Value of the liabilities of Maxus Aggressive Value; (iii) the basis in the hands of Fifth Third Microcap Value of the assets of Maxus Aggressive Value transferred to Fifth Third Microcap Value in the transaction will be the same as the basis of such assets in the hands of Maxus Aggressive Value immediately prior to the transfer; (iv) the holding periods of the assets of Maxus Aggressive Value in the hands of Fifth Third Microcap Value will include the periods during which such assets were held by Maxus Aggressive Value; (v) no gain or loss will be recognized by Maxus Aggressive Value upon the transfer of Maxus Aggressive Value's assets to Fifth Third Microcap Value in exchange for Fifth Third Shares and the assumption by Fifth Third Microcap Value of the liabilities of Maxus Aggressive Value, or upon the distribution of Fifth Third Shares by Maxus Aggressive Value to its shareholders in liquidation; (vi) no gain or loss will be recognized by Maxus Aggressive Value shareholders upon the exchange of their Maxus Shares for Fifth Third Shares; (vii) the aggregate basis of Fifth Third Shares a Maxus Aggressive Value shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) a Maxus Aggressive Value shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) Fifth Third Microcap Value will succeed to and take into account the items of Maxus Aggressive Value described in Section 381(c) of the Code. Fifth Third Microcap Value will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

      (h) Subject to the parties' compliance with Section 6 hereof, the assets of Maxus Aggressive Value to be acquired by Fifth Third Microcap Value will include no assets which Fifth Third Microcap Value, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectus in effect on the Exchange Date, may not properly acquire. Fifth Third shall not change Fifth Third's Declaration of Trust and Fifth Third's Prospectus so as to restrict permitted investments for Fifth Third Microcap Value except as required by the Commission or any state regulatory authority.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission and or any state regulatory authority.

      (j) All proceedings taken by Maxfund Trust in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Fifth Third.

      (k) Maxfund Trust shall have furnished to Fifth Third a certificate, signed by the President (or any Vice President) and the Treasurer of Maxfund Trust, as to the tax cost to Maxfund Trust of the securities delivered to Fifth Third pursuant to this Agreement, together with any such other evidence as to such tax cost as Fifth Third may reasonably request.

      (l) Maxus Aggressive Value's custodian shall have delivered to Fifth Third a certificate identifying all of the assets of Maxus Aggressive Value held by such custodian as of the Valuation Time.

      (m) Maxus Aggressive Value's transfer agent shall have provided to Fifth Third's transfer agent (i) the originals or true copies of all of the records of Maxus Aggressive Value in the possession of such transfer agent as of the Exchange Date, (ii) a record specifying the number of Maxus Shares of Maxus Aggressive Value outstanding as of the Valuation Time and
  (iii) a record specifying the name and address of each holder of record of any such Maxus Shares of Maxus Aggressive Value and the number of Maxus Shares held of record by each such shareholder as of the Valuation Time. Maxus Aggressive Value's transfer agent shall also have provided Fifth Third with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

      (n) All of the issued and outstanding Maxus Shares of Maxus Aggressive Value shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Maxfund Trust or Maxus Aggressive Value or its transfer agent by Fifth Third or its agents shall have revealed otherwise, either (i) Maxfund Trust and Maxus Aggressive Value shall have taken all actions that in the reasonable opinion of Fifth Third are necessary to remedy any prior failure on the part of Maxfund Trust to have offered for sale and sold such Maxus Shares in conformity with such laws or
  (ii) Maxfund Trust shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Fifth Third in amounts sufficient and upon terms satisfactory, in the opinion of Fifth Third or its counsel, to indemnify Fifth Third against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Maxfund Trust to have offered and sold such Maxus Shares in conformity with such laws.

      (o) Fifth Third shall have received from Arthur Andersen LLP a letter addressed to Fifth Third dated as of the Exchange Date reasonably satisfactory in form and substance to Fifth Third and Maxfund Trust to the effect that, on the basis of limited procedures agreed upon by Fifth Third and Maxfund Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of Maxus Aggressive Value to be exchanged for the Fifth Third Shares have been determined in accordance with the valuation procedures for Fifth Third Microcap Value as set forth in Fifth Third's Prospectus and Statement of Additional Information.

      (p) Maxfund Trust shall have duly executed and delivered to Fifth Third bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Fifth Third may deem necessary or desirable to transfer all of Maxfund Trust's and Maxus Aggressive Value's entire right, title and interest in and to the Investments and all other assets of Maxus Aggressive Value.

    10. Conditions to Maxfund Trust's Obligations. The obligations of Maxfund Trust and Maxus Aggressive Value hereunder shall be subject to the following conditions:

      (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of Maxus Aggressive Value, shall have been approved by the shareholders of Maxus Aggressive Value in the manner required by law.

      (b) Fifth Third shall have furnished to Maxfund Trust a statement of Fifth Third Microcap Value's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Fifth Third's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Fifth Third Microcap Value since July 31, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

      (c) Fifth Third shall have executed and delivered to Maxfund Trust an Assumption of Liabilities dated as of the Exchange Date pursuant to which Fifth Third Microcap Value will assume all of the liabilities of Maxus Aggressive Value existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

      (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third and Fifth Third Microcap Value made in this Agreement are true and correct in all material respects as if made at and as of such dates, Fifth Third and Fifth Third Microcap Value have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and Fifth Third shall have furnished to Maxfund Trust a statement, dated the Exchange Date, signed by Fifth Third's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Maxfund Trust shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Maxfund Trust and dated the Exchange Date, to the effect that (i) Fifth Third is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Fifth Third nor Fifth Third Microcap Value is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Fifth Third Shares to be delivered to Maxfund Trust as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fifth Third and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Maxfund Trust, is a valid and binding obligation of Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Fifth Third or Fifth Third Microcap Value is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fifth Third's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of Fifth Third Microcap Value, such counsel may rely upon a certificate of an officer of Fifth Third whose responsibility it is to advise Fifth Third with respect to such matters,
  (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third or Fifth Third Microcap Value of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Maxfund Trust 's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

      (g) Maxfund Trust shall have received an opinion of Ropes & Gray addressed to Maxfund Trust and Maxus Aggressive Value in a form reasonably satisfactory to Maxfund Trust and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

      (h) All proceedings taken by Fifth Third in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Maxfund Trust.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission or any state regulatory authority.

      (j) At the Exchange Date, Maxus Aggressive Value will have sold such of its assets, if any, if informed by Fifth Third in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, of Fifth Third Microcap Value designated as a "diversified company" will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Fifth Third's Prospectus previously furnished to Maxfund Trust.

      (k) Fifth Third shall have purchased, for the benefit of Maxus Aggressive Value and all present and former Trustees and officers of Maxus Aggressive Value (collectively, the "Insureds") a so-called "run-off" or

  "extended reporting period" endorsement to American International Specialty Lines Insurance Company Policy Number 278-18-07 (the "Policy") pursuant to which the Policy will be extended to cover all claims against any of the Insureds first made prior to June 30, 2007. Fifth Third shall, on or before the Exchange Date and from time to time upon request, provide each Trustee and officer of Maxus Aggressive Value a certificate evidencing such coverage.

    11. Indemnification. (a) Maxfund Trust will indemnify and hold harmless Fifth Third, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Maxfund Trust or Maxus Aggressive Value contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Maxfund Trust or Maxus Aggressive Value required to be stated therein or necessary to make the statements relating to Maxfund Trust or Maxus Aggressive Value therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Maxfund Trust. The Indemnified Parties will notify Maxfund Trust in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Maxfund Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Maxfund Trust elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Maxfund Trust's and Maxus Aggressive Value's obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Maxus Aggressive Value will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

      (b) Fifth Third (subject to the limits imposed by Section 17(h) of the Investment Company Act of 1940, as formally interpreted by the staff of the Securities and Exchange Commission) will indemnify and hold harmless Maxus Aggressive Value, its present and former trustees and officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened, while in office or thereafter, (i) by reason of any untrue statement or alleged untrue statement of a material fact relating to Fifth Third or Fifth Third Microcap Value contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or (ii) arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fifth Third or Fifth Third Microcap Value required to be stated therein or necessary to make the statements relating to Fifth Third or Fifth Third Microcap Value therein not misleading, or
  (iii) by reason of any action taken, or omitted to be taken, with respect to the transaction contemplated by this Agreement, in each such case including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fifth Third. The Indemnified Parties will notify Fifth Third in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). Fifth Third shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding at their own expense. Fifth Third Microcap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall not pertain to expenses, losses or damages for which an Indemnified Party is entitled to be made whole under the insurance provided pursuant to Section 10(k) hereto.

  Fifth Third Microcap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Fifth Third Microcap Value will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

    12. No Broker, etc. Each of Fifth Third and Maxfund Trust represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. Termination. Fifth Third and Maxfund Trust may, by mutual consent of their respective trustees, terminate this Agreement, and Fifth Third or Maxfund Trust, after consultation with counsel and by consent of their respective trustees and directors or an officer authorized by such trustees or directors, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by Fifth Third and Maxfund Trust.

    14. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

    15. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    16. Fifth Third Agreement and Declaration of Trust. Fifth Third is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third personally, but bind only the assets of Fifth Third and all persons dealing with any series or funds of Fifth Third, such as Fifth Third Microcap Value, must look solely to the assets of Fifth Third belonging to such series or funds for the enforcement of any claims against Fifth Third.

    17. Maxfund Agreement and Declaration of Trust. Maxus and Trust is a business trust organized under Ohio law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of Ohio and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Maxfund Trust" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Maxfund Trust personally, but bind only the assets of Maxfund Trust and all persons dealing with any series or funds of Maxfund Trust, such as Maxus Aggressive Value, must look solely to the assets of Maxfund Trust belonging to such series or funds for the enforcement of any claims against Maxfund Trust.

   This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                       FIFTH THIRD/MAXUS INCOME FUND

                                       By:_________________________

                                       FIFTH THIRD FUNDS
                                       On Behalf of its Fifth Third Strategic
                                       Income Fund

                                       By:_________________________

                                   APPENDIX B

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of March 13, 2001, by and between Fifth Third Funds ("Fifth Third"), a Massachusetts business trust, on behalf of Fifth Third Multicap Value Fund ("Fifth Third Multicap Value"), a series thereof and Fifth Third/Maxus Equity Fund ("Maxus Equity"), an Ohio business trust. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

Plan of Reorganization

      (a) Maxus Equity will sell, assign, convey, transfer and deliver to Fifth Third, and Fifth Third will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time and held by Maxus Equity on behalf of Fifth Third Multicap Value.

     In consideration therefor, Fifth Third Multicap Value shall, on the Exchange Date, assume all of the liabilities of Maxus Equity and transfer to Maxus Equity a number of full and fractional units of beneficial interest ("Fifth Third Shares") such Shares being Fifth Third Institutional and Advisor Shares of Fifth Third Multicap Value having an aggregate net asset value equal to the value of the assets of Maxus Equity transferred to Fifth Third Multicap Value on such date less the value of all of the liabilities of Maxus Equity assumed by Fifth Third Multicap Value on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

      (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, Maxus Equity in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Fifth Third Shares received by it, each shareholder being entitled to receive that number of Fifth Third Shares equal to the proportion which the number of units of beneficial interest ("Maxus Shares") of Maxus Equity held by such shareholder bears to the number of such Maxus Shares of Maxus Equity outstanding on such date. Maxus Equity shareholders of record holding Maxus Institutional Shares will receive Fifth Third Institutional Shares and Maxus Equity shareholders of record holding Maxus Investor Shares will receive Fifth Third Advisor Shares.

Agreement

  Fifth Third and Maxus Equity represent, warrant and agree as follows:

   1. Representations and Warranties of Maxus Equity. Maxus Equity represents and warrants to and agrees with Fifth Third and Fifth Third Multicap Value that:

      (a) Maxus Equity is a business trust duly organized and validly existing under the laws of the State of Ohio and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Maxus Equity is not required to qualify as a foreign association in any jurisdiction. Maxus Equity has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

      (b) Maxus Equity is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Maxus Equity has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Maxus Equity has been a regulated investment company under such sections of the Code at all times since its inception.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for Maxus Equity at and for the year ended December 31, 2000, such statements and schedules having been audited by McCurdy & Associates C.P.A.'s, Inc., independent accountants to Maxus Equity, have been furnished to Fifth Third. Such statements of assets and liabilities and schedule fairly present the financial position of Maxus Equity as of its date and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

      (d) The prospectus of Maxus Equity dated April 30, 2000 (the "Maxus Prospectus") and the Statement of Additional Information for Maxus Funds dated April 30, 2000 (the "Maxus Statement of Additional Information") and on file with the Securities and Exchange Commission, that has been previously furnished to Fifth Third, did not as of its date and does not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Maxus Equity, overtly threatened against Maxus Equity which assert liability on the part of Maxus Equity.

      (f) There are no material contracts outstanding to which Maxus Equity is a party, other than as disclosed in the Maxus Prospectus and the Maxus Statement of Additional Information or in the Registration Statement and the Proxy Statement.

      (g) Maxus Equity does not have any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000, and those incurred in the ordinary course of Maxus Equity's business as an investment company since that date. Prior to the Exchange Date, Maxus Equity will advise Fifth Third of all known material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2000, whether or not incurred in the ordinary course of business.

      (h) As used in this Agreement, the term "Investments" shall mean Maxus Equity's investments shown on the schedule of its portfolio investments as of December 31, 2000, referred to in Section 1(c) hereof, as supplemented with such changes as Maxus Equity shall make after December 31, 2000, which changes shall be disclosed to Fifth Third, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

      (i) Maxus Equity has filed or will file all federal and other tax returns which, to the knowledge of Maxus Equity's officers, are required to be filed by the Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Maxus Equity. To the best of such officers' knowledge, all tax liabilities of Maxus Equity have been adequately provided for on its books, and no tax deficiency or liability of the Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Maxus Equity will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of Maxus Equity to be transferred to Fifth Third Multicap Value pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Fifth Third, on behalf of Fifth Third Multicap Value, will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Maxus Equity and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

      (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either Maxus Equity or Fifth Third.

      (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxus Equity, of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust
  Improvements Act of 1976 (the "H-S-R Act").

      (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Fifth Third on Form N-14 relating to the Fifth Third Shares issuable hereunder, and the proxy statement of Maxus Equity included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Maxus Equity, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third, insofar as it relates to Maxus Equity, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus, or the Proxy Statement, made in reliance upon or in conformity with information furnished by Fifth Third and Fifth Third Multicap Value, for use in the Registration Statement, Prospectus, or Proxy Statement.

      (n) All of the issued and outstanding Maxus Shares of Maxus Equity have been offered for sale and sold in conformity with all applicable federal and state securities laws.

   2. Representations and Warranties of Fifth Third Each of Fifth Third and Fifth Third Multicap Value jointly and severally represents and warrants to and agrees with Maxus Equity that:

      (a) Fifth Third is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Fifth Third and Fifth Third Multicap Value are not required to qualify as a foreign association in any jurisdiction. Fifth Third and Fifth Third Multicap Value have all necessary federal, state and local authorizations to own all of their properties and assets and to carry on their business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

      (b) Fifth Third is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Fifth Third Multicap Value intends to qualify as a regulated investment company under Part I of Subchapter M of the Code.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for Fifth Third Multicap Value for the year ended July 31, 2000, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Fifth Third, have been furnished to Maxus Equity.

      (d) The prospectus of Fifth Third Multicap Value dated April 15, 2001 ("Fifth Third Prospectus"), and the Statement of Additional Information for Fifth Third Multicap Value, dated April 15, 2001 (the "Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to Maxus Equity, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third or Fifth Third Multicap Value, overtly threatened against Fifth Third or Fifth Third Multicap Value which assert liability on the part of Fifth Third or Fifth Third Multicap Value.

      (f) There are no material contracts outstanding to which Fifth Third or Fifth Third Multicap Value is a party, other than as disclosed in Fifth Third's Prospectus and Statement of Additional Information or in the Registration Statement.

      (g) Neither Fifth Third nor Fifth Third Multicap Value has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2000, referred to above and those incurred in the ordinary course of the business of Fifth Third as an investment company or Fifth Third Multicap Value since such date. Prior to the Exchange Date, Fifth Third will advise Maxus Equity of all known material liabilities, contingent or otherwise, incurred by it and Fifth Third Multicap Value subsequent to July 31, 2000, whether or not incurred in the ordinary course of business.

      (h) Fifth Third Multicap Value has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third's officers, are required to be filed by Fifth Third Multicap Value and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Fifth Third Multicap Value. To the best of such officers' knowledge, all tax liabilities of Fifth Third Multicap Value have been adequately provided for on its books, and no tax deficiency or liability of Fifth Third Multicap Value has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third or Fifth Third Multicap Value of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

      (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third on behalf of Fifth Third Multicap Value will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Maxus Equity to be transferred to Fifth Third Multicap Value pursuant to this Agreement.

      (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third and Fifth Third Multicap Value: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in
  Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third or Fifth Third Multicap Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Maxus Equity for use in the Registration Statement, the Prospectus or the Proxy Statement.

      (l) Fifth Third Shares to be issued to Maxus Equity have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third will have any preemptive right of subscription or purchase in respect thereof.

      (m) The issuance of Fifth Third Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

      (n) Fifth Third Multicap Value, upon filing of its first income tax returns at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under Sections 851 and 852 of the Code.

      (o) Fifth Third through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Maxus Equity in completing of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

   3. Reorganization. (a) Subject to the requisite approval of the shareholders of Maxus Equity and to the other terms and conditions contained herein (including Maxus Equity's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Maxus Equity agrees to sell, assign, convey, transfer and deliver to Fifth Third Multicap Value, and Fifth Third Multicap Value agrees to acquire from Maxus Equity, on the Exchange Date all of the Investments and all of the cash and other assets of Maxus Equity in exchange for that number of Fifth Third Shares of Fifth Third Multicap Value provided for in Section 4 and the assumption by Fifth Third Multicap Value of all of the liabilities of Maxus Equity. Pursuant to this Agreement, Maxus Equity will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Fifth Third Shares received by it to its shareholders in exchange for their Maxus Shares of Maxus Equity.

      (b) Maxus Equity, will pay or cause to be paid to Fifth Third Multicap Value any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Fifth Third Multicap Value hereunder. Maxus Equity, will transfer to Fifth Third Multicap Value any rights, stock dividends or other securities received by Maxus Equity after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to Fifth Third Multicap Value at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Maxus Equity acquired by Fifth Third Multicap Value.

   4. Exchange Date; Valuation Time. On the Exchange Date, Fifth Third will deliver to Maxus Equity a number of Fifth Third Shares having an aggregate net asset value equal to the value of the assets attributable to each class of Maxus Shares of Maxus Equity acquired by Fifth Third Multicap Value, less the value of the liabilities of Maxus Equity assumed, determined as hereafter provided in this Section 4.

      (a) Subject to Section 4(d) hereof, the value of Maxus Equity's net assets will be computed as of the Valuation Time using the valuation procedures for Fifth Third Multicap Value set forth in the Fifth Third Prospectus and Fifth Third Statement of Additional Information. In no event shall the same security held by both Maxus Equity and Fifth Third Multicap Value be valued at different prices.

      (b) Subject to Section 4(d) hereof, the net asset value of a share of Fifth Third Multicap Value will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectus for Fifth Third Multicap Value.

      (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on June 22, 2001, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

      (d) No formula will be used to adjust the net asset value of Maxus Equity or Fifth Third Multicap Value to take into account differences in realized and unrealized gains and losses.

      (e) Fifth Third Multicap Value shall issue its Fifth Third Shares to Maxus Equity on one share deposit receipt registered in the name of Maxus Equity. Maxus Equity shall distribute in liquidation the Fifth Third Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third's transfer agent which will as soon as practicable set up open accounts for Maxus Equity shareholders in accordance with written instructions furnished by Maxus Equity.

      (f) Fifth Third Multicap Value shall assume all liabilities of Maxus Equity, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Maxus Equity or otherwise, except that recourse for assumed liabilities relating to Maxus Equity will be limited to Fifth Third Multicap Value.

   5. Expenses, Fees, etc. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Fifth Third and Maxus Equity the transactions contemplated by this Agreement will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of Fifth Third Multicap Value or Maxus Equity, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

      (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Maxus Equity being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Maxus Equity's obligations referred to in Section 8(a) or
  Section 10), Maxus Equity shall pay directly all reasonable fees and expenses incurred by Fifth Third in connection with such transactions, including, without limitation, legal, accounting and filing fees.

      (c) In the event the transactions contemplated by this Agreement are not consummated by reason of Fifth Third being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Fifth Third's obligations referred to in Section 8(a) or
  Section 9), Fifth Third shall pay directly all reasonable fees and expenses incurred by Maxus Equity in connection with such transactions, including without limitation legal, accounting and filing fees.

      (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) Fifth Third or Maxus Equity being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Maxus Equity or Fifth Third's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Maxus Equity and Fifth Third shall bear the expenses it has actually incurred in connection with such transactions.

      (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

   6. Permitted Assets. Fifth Third and Maxus Equity agree to review the assets of Maxus Equity to ensure that at any time prior to the Exchange Date the assets of Maxus Equity do not include any assets that Fifth Third Multicap Value is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Maxus Equity, is unsuitable for Fifth Third Multicap Value to acquire.

   7. Exchange Date. Delivery of the assets of Maxus Equity to be transferred, assumption of the liabilities of Maxus Equity to be assumed, and the delivery of Fifth Third Shares to be issued shall be made on June 25, 2001 at 10:00 a.m. or at such other times and dates agreed to by Maxus Equity and Fifth Third, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   8. Special Meeting of Shareholders; Dissolution. (a) Maxus Equity agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Maxus Equity to and the assumption of all of the liabilities of Maxus Equity by Fifth Third Multicap Value as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of Maxus Equity, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the Maxus Shares of Maxus Equity shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Maxus Equity's Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

      (b) Maxus Equity agrees that the liquidation of the Fund will be effected in the manner provided in Maxus Equity's Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Fifth Third Shares to the shareholders of Maxus Equity without first paying or adequately providing for the payment of all of Maxus Equity's known debts, obligations and liabilities.

      (c) Each of Fifth Third and Maxus Equity will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

   9. Conditions to Fifth Third's Obligations. The obligations of Fifth Third and Fifth Third Multicap Value hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of Maxus Equity, shall have been approved by the shareholders of Maxus Equity in the manner required by law.

      (b) Maxus Equity shall have furnished to Fifth Third a statement of Maxus Equity's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Maxus Equity's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Maxus Equity since December 31, 2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Maxus Shares of Maxus Equity, dividends paid or losses from operations.

      (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Maxus Equity made in this Agreement are true and correct in all material respects as if made at and as of such dates, Maxus Equity has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Maxus Equity shall have furnished to Fifth Third a statement, dated the Exchange Date, signed by Maxus Equity's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (d) Maxus Equity shall have delivered to Fifth Third a letter from McCurdy & Associates C.P.A.'s, Inc. dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of Maxus Equity for the year ended December 31, 2000 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of Maxus Equity for the periods covered thereby, or that Maxus Equity would not qualify as a regulated investment company for federal income tax purposes.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Fifth Third shall have received an opinion of McDonald, Hopkins, Burke & Haber Co., L.P.A., in form reasonably satisfactory to Fifth Third and dated the Exchange Date, to the effect that (i) Maxus Equity is a business trust duly organized and validly existing under the laws of the State of Ohio, (ii) this Agreement has been duly authorized, executed, and delivered by Maxus Equity and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fifth Third, is a valid and binding obligation of Maxus Equity, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to Maxus Equity Fund and its assets, (iii) Maxus Equity has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Maxus Equity will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Fifth Third,
  (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Maxus Equity's Declaration of Trust and Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which Maxus Equity is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Maxus Equity's Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Maxus Equity whose responsibility it is to advise Maxus Equity with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxus Equity of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Fifth Third's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Fifth Third.

      (g) Fifth Third shall have received an opinion of Ropes & Gray, counsel to Fifth Third addressed to Fifth Third and Fifth Third Multicap Value, and to Maxus Equity in form reasonably satisfactory to Fifth Third and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications that will be provided to Maxus' counsel), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Fifth Third Multicap Value and Maxus Equity will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Fifth Third Multicap Value upon the receipt of the assets of Maxus Equity in exchange for Fifth Third Shares and the assumption by Fifth Third Multicap Value of the liabilities of Maxus Equity; (iii) the basis in the hands of Fifth Third Multicap Value of the assets of Maxus Equity transferred to Fifth Third Multicap Value in the transaction will be the same as the basis of such assets in the hands of Maxus Equity immediately prior to the transfer; (iv) the holding periods of the assets of Maxus Equity in the hands of Fifth Third Multicap Value will include the periods during which such assets were held by Maxus Equity; (v) no gain or loss will be recognized by Maxus Equity upon the transfer of Maxus Equity's assets to Fifth Third Multicap Value in exchange for Fifth Third Shares and the assumption by Fifth Third Multicap Value of the liabilities of Maxus Equity, or upon the distribution of Fifth Third Shares by Maxus Equity to its shareholders in liquidation; (vi) no gain or loss will be recognized by Maxus Equity shareholders upon the exchange of their Maxus Shares for Fifth Third Shares; (vii) the aggregate basis of Fifth Third Shares a Maxus Equity shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) a Maxus Equity shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) Fifth Third Multicap Value will succeed to and take into account the items of Maxus Equity described in Section 381(c) of the Code. Fifth Third Multicap Value will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

      (h) Subject to the parties' compliance with Section 6 hereof, the assets of Maxus Equity to be acquired by Fifth Third Multicap Value will include no assets which Fifth Third Multicap Value, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectus in effect on the Exchange Date, may not properly acquire. Fifth Third shall not change Fifth Third's Declaration of Trust and Fifth Third Prospectuses so as to restrict permitted investments for Fifth Third Multicap Value except as required by the Commission or any state regulatory authority.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission and or any state regulatory authority.

      (j) All proceedings taken by Maxus Equity in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Fifth Third.

      (k) Maxus Equity shall have furnished to Fifth Third a certificate, signed by the President (or any Vice President) and the Treasurer of Maxus Equity, as to the tax cost to Maxus Equity of the securities delivered to Fifth Third pursuant to this Agreement, together with any such other evidence as to such tax cost as Fifth Third may reasonably request.

      (l) Maxus Equity's custodian shall have delivered to Fifth Third a certificate identifying all of the assets of Maxus Equity held by such custodian as of the Valuation Time.

      (m) Maxus Equity's transfer agent shall have provided to Fifth Third's transfer agent (i) the originals or true copies of all of the records of Maxus Equity in the possession of such transfer agent as of the Exchange Date, (ii) a record specifying the number of Maxus Shares of Maxus Equity outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Maxus Shares of Maxus Equity and the number of Maxus Shares held of record by each such shareholder as of the Valuation Time. Maxus Equity's transfer agent shall also have provided Fifth Third with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

      (n) All of the issued and outstanding Maxus Shares of Maxus Equity shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Maxus Equity or its transfer agent by Fifth Third or its agents shall have revealed otherwise, either (i) Maxus Equity shall have taken all actions that in the reasonable opinion of Fifth Third are necessary to remedy any prior failure on the part of Maxus Equity to have offered for sale and sold such Maxus Shares in conformity with such laws or
  (ii) Maxus Equity shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Fifth Third in amounts sufficient and upon terms satisfactory, in the opinion of Fifth Third or its counsel, to indemnify Fifth Third against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Maxus Equity to have offered and sold such Maxus Shares in conformity with such laws.

      (o) Fifth Third shall have received from Arthur Andersen LLP a letter addressed to Fifth Third dated as of the Exchange Date reasonably satisfactory in form and substance to Fifth Third and Maxus Equity to the effect that, on the basis of limited procedures agreed upon by Fifth Third and Maxus Equity and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of Maxus Equity to be exchanged for the Fifth Third Shares have been determined in accordance with the valuation procedures for Fifth Third Multicap Value as set forth in Fifth Third's Prospectus and Statement of Additional Information.

      (p) Maxus Equity shall have duly executed and delivered to Fifth Third bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Fifth Third may deem necessary or desirable to transfer all of Maxus Equity's entire right, title and interest in and to the Investments and all other assets of Maxus Equity.

    10. Conditions to Maxus Equity's Obligations. The obligations of Maxus Equity hereunder shall be subject to the following conditions:

      (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of Maxus Equity, shall have been approved by the shareholders of Maxus Equity in the manner required by law.

      (b) Fifth Third shall have furnished to Maxus Equity a statement of Fifth Third Multicap Value's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Fifth Third's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Fifth Third Multicap Value since July 31, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

      (c) Fifth Third shall have executed and delivered to Maxus Equity an Assumption of Liabilities dated as of the Exchange Date pursuant to which Fifth Third Multicap Value will assume all of the liabilities of Maxus Equity existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

      (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third and Fifth Third Multicap Value made in this Agreement are true and correct in all material respects as if made at and as of such dates, Fifth Third and Fifth Third Multicap Value have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and Fifth Third shall have furnished to Maxus Equity a statement, dated the Exchange Date, signed by Fifth Third's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Maxus Equity shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Maxus Equity and dated the Exchange Date, to the effect that (i) Fifth Third is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Fifth Third nor Fifth Third Multicap Value is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Fifth Third Shares to be delivered to Maxus Equity as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fifth Third and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Maxus Equity, is a valid and binding obligation of Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Fifth Third or Fifth Third Multicap Value is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fifth Third's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of Fifth Third Multicap Value, such counsel may rely upon a certificate of an officer of Fifth Third whose responsibility it is to advise Fifth Third with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third or Fifth Third Multicap Value of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Maxus Equity's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

      (g) Maxus Equity shall have received an opinion of Ropes & Gray addressed to Maxus Equity in a form reasonably satisfactory to Maxus Equity and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

      (h) All proceedings taken by Fifth Third in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Maxus Equity.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission or any state regulatory authority.

      (j) At the Exchange Date, Maxus Equity will have sold such of its assets, if any, if informed by Fifth Third in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, Fifth Third Multicap Value designated as a "diversified company" will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Fifth Third's Prospectus previously furnished to Maxus Equity.

      (k) Fifth Third shall have purchased, for the benefit of Maxus Equity and all present and former Trustees and officers of Maxus Equity (collectively, the "Insureds") a so-called "run-off" or "extended reporting period" endorsement to American International Specialty Lines Insurance Company Policy Number 278-18-07 (the "Policy") pursuant to which the Policy will be extended to cover all claims against any of the Insureds first made prior to June 30, 2007. Fifth Third shall, on or before the Exchange Date and from time to time upon request, provide each Trustee and officer of Maxus Equity a certificate evidencing such coverage.

    11. Indemnification. (a) Maxus Equity will indemnify and hold harmless Fifth Third, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Maxus Equity contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Maxus Equity required to be stated therein or necessary to make the statements relating to Maxus Equity therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Maxus Equity. The Indemnified Parties will notify Maxus Equity in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Maxus Equity shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Maxus Equity elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Maxus Equity's obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Maxus Equity will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

      (b) Fifth Third (subject to the limits imposed by Section 17(h) of the Investment Company Act of 1940, as formally interpreted by the staff of the Securities and Exchange Commission) will indemnify and hold harmless Maxus Equity, its present and former trustees and officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened, while in office or thereafter, (i) by reason of any untrue statement or alleged untrue statement of a material fact relating to Fifth Third or Fifth Third Multicap Value contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or (ii) arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fifth Third or Fifth Third Multicap Value required to be stated therein or necessary to make the statements relating to Fifth Third or Fifth Third Multicap Value therein not misleading, or
  (iii) by reason of any action taken, or omitted to be taken, with respect to the transaction contemplated by this Agreement, in each such case including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fifth Third. The Indemnified Parties will notify Fifth Third in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). Fifth Third shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding at their own expense. Fifth Third Multicap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall not pertain to expenses, losses or damages for which an Indemnified Party is entitled to be made whole under the insurance provided pursuant to Section 10(k) hereto. Fifth Third Multicap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Fifth Third Multicap Value will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

    12. No Broker, etc. Each of Fifth Third and Maxus Equity represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. Termination. Fifth Third and Maxus Equity may, by mutual consent of their respective trustees, terminate this Agreement, and Fifth Third or Maxus Equity, after consultation with counsel and by consent of their respective trustees and directors or an officer authorized by such trustees or directors, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by Fifth Third and Maxus Equity.

    14. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

   15. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    16. Fifth Third Agreement and Declaration of Trust Fifth Third is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third personally, but bind only the assets of Fifth Third and all persons dealing with any series or funds of Fifth Third, such as Fifth Third Multicap Value, must look solely to the assets of Fifth Third belonging to such series or funds for the enforcement of any claims against Fifth Third.

    17. Maxus Equity Agreement and Declaration of Trust Maxus Equity is a business trust organized under Ohio law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of Ohio and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third/Maxus Equity Fund" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Maxus Equity personally, but bind only the assets of Maxus Equity and all persons dealing with any series or funds of Maxus Equity, such as Maxus Equity, must look solely to the assets of Maxus Equity belonging to such series or funds for the enforcement of any claims against Maxus Equity.

  This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                       FIFTH THIRD/MAXUS EQUITY FUND

                                       By:

                                       FIFTH THIRD FUNDS
                                       On Behalf of its Fifth Third Multicap
                                       Value Fund

                                       By:

                                   APPENDIX C

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement") is made as of March 13, 2001, by and between Fifth Third Funds ("Fifth Third"), a Massachusetts business trust, on behalf of Fifth Third Worldwide Fund ("Fifth Third Worldwide"), a series thereof, and Fifth Third/Maxus Laureate Fund ("Maxus Laureate"), an Ohio business trust. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

Plan of Reorganization

      (a) Maxus Laureate will sell, assign, convey, transfer and deliver to Fifth Third, and Fifth Third will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time and held by Maxus Laureate on behalf of Fifth Third Worldwide.

   In consideration therefor, Fifth Third Worldwide shall, on the Exchange Date, assume all of the liabilities of Maxus Laureate and transfer to Maxus Laureate a number of full and fractional units of beneficial interest ("Fifth Third Shares") such Shares being Fifth Third Institutional and Advisor Shares of Fifth Third Worldwide having an aggregate net asset value equal to the value of the assets of Maxus Laureate transferred to Fifth Third Worldwide on such date less the value of all of the liabilities of Maxus Laureate assumed by Fifth Third Worldwide on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

      (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, Maxus Laureate in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Fifth Third Shares received by it, each shareholder being entitled to receive that number of Fifth Third Shares equal to the proportion which the number of units of beneficial interest ("Shares") of Maxus Laureate held by such shareholder bears to the number of such Maxus Shares of Maxus Laureate outstanding on such date. Maxus Laureate shareholders of record holding Maxus Institutional Shares will receive Fifth Third Institutional Shares and Maxus Laureate shareholders of record holding Maxus Investor Shares will receive Fifth Third Advisor Shares.

Agreement

   Fifth Third and Maxus Laureate represent, warrant and agree as follows:

   1. Representations and Warranties of Maxus Laureate. Maxus Laureate represents and warrants to and agrees with Fifth Third and Fifth Third Worldwide that:

      (a) Maxus Laureate is a business trust duly organized and validly existing under the laws of the State of Ohio and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Maxus Laureate is not required to qualify as a foreign association in any jurisdiction. Maxus Laureate has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

      (b) Maxus Laureate is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Maxus Laureate has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Maxus Laureate has been a regulated investment company under such sections of the Code at all times since its inception.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for Maxus Laureate at and for the year ended December 31, 2000, such statements and schedules having been audited by McCurdy & Associates C.P.A.'s, Inc., independent accountants to Maxus Laureate, have been furnished to Fifth Third. Such statements of assets and liabilities and schedule fairly present the financial position of Maxus Laureate as of its date and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

      (d) The prospectus of Maxus Laureate dated April 30, 2000 (the "Maxus Prospectus") and the Statement of Additional Information for Maxus Funds dated April 30, 2000 (the "Maxus Statement of Additional Information") and on file with the Securities and Exchange Commission, that has been previously furnished to Fifth Third, did not as of its date and does not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Maxus Laureate, overtly threatened against Maxus Laureate which assert liability on the part of Maxus Laureate.

      (f) There are no material contracts outstanding to which Maxus Laureate is a party, other than as disclosed in the Maxus Prospectus and the Maxus Statement of Additional Information or in the Registration Statement and the Proxy Statement.

      (g) Maxus Laureate does not have any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000, and those incurred in the ordinary course of Maxus Laureate's business as an investment company since that date. Prior to the Exchange Date, Maxus Laureate will advise Fifth Third of all known material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2000, whether or not incurred in the ordinary course of business.

      (h) As used in this Agreement, the term "Investments" shall mean Maxus Laureate's investments shown on the schedule of its portfolio investments as of December 31, 2000, referred to in Section 1(c) hereof, as supplemented with such changes as Maxus Laureate shall make after December 31, 2000, which changes shall be disclosed to Fifth Third, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

      (i) Maxus Laureate has filed or will file all federal and other tax returns which, to the knowledge of Maxus Laureate's officers, are required to be filed by the Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Maxus Laureate. To the best of such officers' knowledge, all tax liabilities of Maxus Laureate have been adequately provided for on its books, and no tax deficiency or liability of the Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Maxus Laureate will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of Maxus Laureate to be transferred to Fifth Third Worldwide pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Fifth Third, on behalf of Fifth Third Worldwide, will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Maxus Laureate and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

      (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either Maxus Laureate or Fifth Third.

      (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxus Laureate of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

      (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Fifth Third on Form N-14 relating to the Fifth Third Shares issuable hereunder, and the proxy statement of Maxus Laureate included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Maxus Laureate, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in
  Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third, insofar as it relates to Maxus Laureate, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus, or the Proxy Statement, made in reliance upon or in conformity with information furnished by Fifth Third or Fifth Third Worldwide, for use in the Registration Statement, Prospectus, or Proxy Statement.

      (n) All of the issued and outstanding Maxus Shares of Maxus Laureate have been offered for sale and sold in conformity with all applicable federal and state securities laws.

   2. Representations and Warranties of Fifth Third Each of Fifth Third and Fifth Third Worldwide jointly and severally represents and warrants to and agrees with Maxus Laureate that:

      (a) Fifth Third is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Fifth Third and Fifth Third Worldwide are not required to qualify as a foreign association in any jurisdiction. Fifth Third and Fifth Third Worldwide have all necessary federal, state and local authorizations to own all of their properties and assets and to carry on their business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

      (b) Fifth Third is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Fifth Third Worldwide intends to qualify as a regulated investment company under Part I of Subchapter M of the Code.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for Fifth Third Worldwide for the year ended July 31, 2000, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Fifth Third, have been furnished to Maxus Laureate.

      (d) The prospectus of Fifth Third Worldwide dated April 15, 2001 (the "Fifth Third Prospectus"), and the Statement of Additional Information for Fifth Third Worldwide, dated April 15, 2001 (the "Fifth Third Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to Maxus Laureate, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third or Fifth Third Worldwide, overtly threatened against Fifth Third or Fifth Third Worldwide which assert liability on the part of Fifth Third or Fifth Third Worldwide.

      (f) There are no material contracts outstanding to which Fifth Third or Fifth Third Worldwide is a party, other than as disclosed in Fifth Third's Prospectus and Statement of Additional Information or in the Registration Statement.

      (g) Neither Fifth Third nor Fifth Third Worldwide has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2000, referred to above and those incurred in the ordinary course of the business of Fifth Third as an investment company or Fifth Third Worldwide since such date. Prior to the Exchange Date, Fifth Third will advise Maxus Laureate of all known material liabilities, contingent or otherwise, incurred by it and Fifth Third Worldwide subsequent to July 31, 2000, whether or not incurred in the ordinary course of business.

      (h) Fifth Third Worldwide has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third's officers, are required to be filed by Fifth Third Worldwide and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Fifth Third Worldwide. To the best of such officers' knowledge, all tax liabilities of Fifth Third Worldwide have been adequately provided for on its books, and no tax deficiency or liability of Fifth Third Worldwide has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third or Fifth Third Worldwide of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

      (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third on behalf of Fifth Third Worldwide will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Maxus Laureate to be transferred to Fifth Third Worldwide pursuant to this Agreement.

      (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third and Fifth Third Worldwide: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third or Fifth Third Worldwide, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Maxus Laureate for use in the Registration Statement, the Prospectus or the Proxy Statement.

      (l) Fifth Third Shares to be issued to Maxus Laureate have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third will have any preemptive right of subscription or purchase in respect thereof.

      (m) The issuance of Fifth Third Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

      (n) Fifth Third Worldwide, upon filing of its first income tax returns at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under Sections 851 and 852 of the Code.

      (o) Fifth Third through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Maxus Laureate in completing of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

   3. Reorganization. (a) Subject to the requisite approval of the shareholders of Maxus Laureate and to the other terms and conditions contained herein (including Maxus Laureate's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Maxus Laureate agrees to sell, assign, convey, transfer and deliver to Fifth Third Worldwide, and Fifth Third Worldwide agrees to acquire from Maxus Laureate, on the Exchange Date all of the Investments and all of the cash and other assets of Maxus Laureate in exchange for that number of Fifth Third Shares of Fifth Third Worldwide provided for in Section 4 and the assumption by Fifth Third Worldwide of all of the liabilities of Maxus Laureate. Pursuant to this Agreement, Maxus Laureate will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Fifth Third Shares received by it to its shareholders in exchange for their Maxus Shares of Maxus Laureate.

      (b) Maxus Laureate, will pay or cause to be paid to Fifth Third Worldwide any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Fifth Third Worldwide hereunder. Maxus Laureate, will transfer to Fifth Third Worldwide any rights, stock dividends or other securities received by Maxus Laureate after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to Fifth Third Worldwide at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Maxus Laureate acquired by Fifth Third Worldwide.

   4. Exchange Date; Valuation Time. On the Exchange Date, Fifth Third will deliver to Maxus Laureate a number of Fifth Third Shares having an aggregate net asset value equal to the value of the assets attributable to each class of Maxus Shares of Maxus Laureate acquired by Fifth Third Worldwide, less the value of the liabilities of Maxus Laureate assumed, determined as hereafter provided in this Section 4.

      (a) Subject to Section 4(d) hereof, the value of Maxus Laureate's net assets will be computed as of the Valuation Time using the valuation procedures for Fifth Third Worldwide set forth in the Fifth Third Prospectus and Fifth Third Statement of Additional Information. In no event shall the same security held by both Maxus Laureate and Fifth Third be valued at different prices.

      (b) Subject to Section 4(d) hereof, the net asset value of a share of Fifth Third Worldwide will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectus for Fifth Third Worldwide.

      (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on June 22, 2001, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

      (d) No formula will be used to adjust the net asset value of Maxus Laureate or Fifth Third Worldwide to take into account differences in realized and unrealized gains and losses.

      (e) Fifth Third Worldwide shall issue its Fifth Third Shares to Maxus Laureate on one share deposit receipt registered in the name of Maxus Laureate. Maxus Laureate shall distribute in liquidation the Fifth Third Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third's transfer agent which will as soon as practicable set up open accounts for Maxus Laureate shareholders in accordance with written instructions furnished by Maxus Laureate.

      (f) Fifth Third Worldwide shall assume all liabilities of Maxus Laureate, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Maxus Laureate or otherwise, except that recourse for assumed liabilities relating to Maxus Laureate will be limited to Fifth Third Worldwide.

   5. Expenses, Fees, etc. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Fifth Third and Maxus Laureate of the transactions contemplated by this Agreement will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of Fifth Third Worldwide or Maxus Laureate, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

      (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Maxus Laureate being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Maxus Laureate's obligations referred to in Section 8(a) or Section 10), Maxus Laureate shall pay directly all reasonable fees and expenses incurred by Fifth Third in connection with such transactions, including, without limitation, legal, accounting and filing fees.

      (c) In the event the transactions contemplated by this Agreement are not consummated by reason of Fifth Third being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Fifth Third's obligations referred to in Section 8(a) or
  Section 9), Fifth Third shall pay directly all reasonable fees and expenses incurred by Maxus Laureate in connection with such transactions, including without limitation legal, accounting and filing fees.

      (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) Fifth Third or Maxus Laureate being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Maxus Laureate or Fifth Third's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Maxus Laureate and Fifth Third shall bear the expenses it has actually incurred in connection with such transactions.

     (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

   6. Permitted Assets. Fifth Third and Maxus Laureate agree to review the assets of Maxus Laureate to ensure that at any time prior to the Exchange Date the assets of Maxus Laureate do not include any assets that Fifth Third Worldwide is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Maxus Laureate, is unsuitable for Fifth Third Worldwide to acquire.

   7. Exchange Date. Delivery of the assets of Maxus Laureate to be transferred, assumption of the liabilities of Maxus Laureate to be assumed, and the delivery of Fifth Third Shares to be issued shall be made on June 25, 2001 at 10:00 a.m. or at such other times and dates agreed to by Maxus Laureate and Fifth Third, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   8. Special Meeting of Shareholders; Dissolution. (a) Maxus Laureate agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Maxus Laureate to and the assumption of all of the liabilities of Maxus Laureate by Fifth Third Worldwide as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of Maxus Laureate, and, except as set forth in
Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the Maxus Shares of Maxus Laureate shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Maxus Laureate's Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

      (b) Maxus Laureate agrees that the liquidation of the Fund will be effected in the manner provided in Maxus Laureate's Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Fifth Third Shares to the shareholders of Maxus Laureate without first paying or adequately providing for the payment of all of Maxus Laureate's known debts, obligations and liabilities.

      (c) Each of Fifth Third and Maxus Laureate will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

   9. Conditions to Fifth Third's Obligations. The obligations of Fifth Third and Fifth Third Worldwide hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of Maxus Laureate, shall have been approved by the shareholders of Maxus Laureate in the manner required by law.

      (b) Maxus Laureate shall have furnished to Fifth Third a statement of Maxus Laureate's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Maxus Laureate's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Maxus Laureate since December 31, 2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Maxus Shares of Maxus Laureate, dividends paid or losses from operations.

      (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Maxus Laureate made in this Agreement are true and correct in all material respects as if made at and as of such dates, Maxus Laureate has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Maxus Laureate shall have furnished to Fifth Third a statement, dated the Exchange Date, signed by Maxus Laureate's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (d) Maxus Laureate shall have delivered to Fifth Third a letter from McCurdy & Associates C.P.A.'s, Inc. dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of Maxus Laureate for the year ended December 31, 2000 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of Maxus Laureate for the periods covered thereby, or that Maxus Laureate would not qualify as a regulated investment company for federal income tax purposes.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Fifth Third shall have received an opinion of McDonald, Hopkins, Burke & Haber Co., L.P.A., in form reasonably satisfactory to Fifth Third and dated the Exchange Date, to the effect that (i) Maxus Laureate is a business trust duly organized and validly existing under the laws of the State of Ohio, (ii) this Agreement has been duly authorized, executed, and delivered by Maxus Laureate and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fifth Third, is a valid and binding obligation of Maxus Laureate, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to Maxus Laureate Fund and its assets, (iii) Maxus Laureate has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Maxus Laureate will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Maxus Laureate's Declaration of Trust and Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which Maxus Laureate is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Maxus Laureate's Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Maxus Laureate whose responsibility it is to advise Maxus Laureate with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxus Laureate of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Fifth Third's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Fifth Third.

      (g) Fifth Third shall have received an opinion of Ropes & Gray, counsel to Fifth Third addressed to Fifth Third and Fifth Third Worldwide, and to Maxus Laureate in form reasonably satisfactory to Fifth Third and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications that will be provided to Maxus' counsel), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Fifth Third Worldwide and Maxus Laureate will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Fifth Third Worldwide upon the receipt of the assets of Maxus Laureate in exchange for Fifth Third Shares and the assumption by Fifth Third Worldwide of the liabilities of Maxus Laureate;
  (iii) the basis in the hands of Fifth Third Worldwide of the assets of Maxus Laureate transferred to Fifth Third Worldwide in the transaction will be the same as the basis of such assets in the hands of Maxus Laureate immediately prior to the transfer; (iv) the holding periods of the assets of Maxus Laureate in the hands of Fifth Third Worldwide will include the periods during which such assets were held by Maxus Laureate; (v) no gain or loss will be recognized by Maxus Laureate upon the transfer of Maxus Laureate's assets to Fifth Third Worldwide in exchange for Fifth Third Shares and the assumption by Fifth Third Worldwide of the liabilities of Maxus Laureate, or upon the distribution of Fifth Third Shares by Maxus Laureate to its shareholders in liquidation; (vi) no gain or loss will be recognized by Maxus Laureate shareholders upon the exchange of their Maxus Shares for Fifth Third Shares; (vii) the aggregate basis of Fifth Third Shares a Maxus Laureate shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) a Maxus Laureate shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) Fifth Third Worldwide will succeed to and take into account the items of Maxus Laureate described in Section 381(c) of the Code. Fifth Third Worldwide will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

      (h) Subject to the parties' compliance with Section 6 hereof, the assets of Maxus Laureate to be acquired by Fifth Third Worldwide will include no assets which Fifth Third Worldwide, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectus in effect on the Exchange Date, may not properly acquire. Fifth Third shall not change Fifth Third's Declaration of Trust and Fifth Third Prospectuses so as to restrict permitted investments for Fifth Third Worldwide except as required by the Commission or any state regulatory authority.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission and or any state regulatory authority.

      (j) All proceedings taken by Maxus Laureate in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Fifth Third.

      (k) Maxus Laureate shall have furnished to Fifth Third a certificate, signed by the President (or any Vice President) and the Treasurer of Maxus Laureate, as to the tax cost to Maxus Laureate of the securities delivered to Fifth Third pursuant to this Agreement, together with any such other evidence as to such tax cost as Fifth Third may reasonably request.

      (l) Maxus Laureate's custodian shall have delivered to Fifth Third a certificate identifying all of the assets of Maxus Laureate held by such custodian as of the Valuation Time.

      (m) Maxus Laureate's transfer agent shall have provided to Fifth Third's transfer agent (i) the originals or true copies of all of the records of Maxus Laureate in the possession of such transfer agent as of the Exchange Date, (ii) a record specifying the number of Maxus Shares of Maxus Laureate outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Maxus Shares of Maxus Laureate and the number of Maxus Shares held of record by each such shareholder as of the Valuation Time. Maxus Laureate's transfer agent shall also have provided Fifth Third with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

      (n) All of the issued and outstanding Maxus Shares of Maxus Laureate shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Maxus Laureate or its transfer agent by Fifth Third or its agents shall have revealed otherwise, either (i) Maxus Laureate shall have taken all actions that in the reasonable opinion of Fifth Third are necessary to remedy any prior failure on the part of Maxus Laureate to have offered for sale and sold such Maxus Shares in conformity with such laws or (ii) Maxus Laureate shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Fifth Third in amounts sufficient and upon terms satisfactory, in the opinion of Fifth Third or its counsel, to indemnify Fifth Third against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Maxus Laureate to have offered and sold such Maxus Shares in conformity with such laws.

      (o) Fifth Third shall have received from Arthur Andersen LLP a letter addressed to Fifth Third dated as of the Exchange Date reasonably satisfactory in form and substance to Fifth Third and Maxus Laureate to the effect that, on the basis of limited procedures agreed upon by Fifth Third and Maxus Laureate and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of Maxus Laureate to be exchanged for the Fifth Third Shares have been determined in accordance with the valuation procedures for Fifth Third Worldwide as set forth in Fifth Third's Prospectus and Statement of Additional Information.

      (p) Maxus Laureate shall have duly executed and delivered to Fifth Third bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Fifth Third may deem necessary or desirable to transfer all of Maxus Laureate's entire right, title and interest in and to the Investments and all other assets of Maxus Laureate.

    10. Conditions to Maxus Laureate's Obligations. The obligations of Maxus Laureate hereunder shall be subject to the following conditions:

      (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of Maxus Laureate, shall have been approved by the shareholders of Maxus Laureate in the manner required by law.

      (b) Fifth Third shall have furnished to Maxus Laureate a statement of Fifth Third Worldwide's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Fifth Third's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Fifth Third Worldwide since July 31, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

      (c) Fifth Third shall have executed and delivered to Maxus Laureate an Assumption of Liabilities dated as of the Exchange Date pursuant to which Fifth Third Worldwide will assume all of the liabilities of Maxus Laureate existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

      (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third and Fifth Third Worldwide made in this Agreement are true and correct in all material respects as if made at and as of such dates, Fifth Third and Fifth Third Worldwide have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and Fifth Third shall have furnished to Maxus Laureate a statement, dated the Exchange Date, signed by Fifth Third's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Maxus Laureate shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Maxus Laureate and dated the Exchange Date, to the effect that (i) Fifth Third is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Fifth Third nor Fifth Third Worldwide is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Fifth Third Shares to be delivered to Maxus Laureate as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fifth Third and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Maxus Laureate, is a valid and binding obligation of Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Fifth Third or Fifth Third Worldwide is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fifth Third's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of Fifth Third Worldwide, such counsel may rely upon a certificate of an officer of Fifth Third whose responsibility it is to advise Fifth Third with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third or Fifth Third Worldwide of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Maxus Laureate's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

      (g) Maxus Laureate shall have received an opinion of Ropes & Gray addressed to Maxus Laureate in a form reasonably satisfactory to Maxus Laureate and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

      (h) All proceedings taken by Fifth Third in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Maxus Laureate.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission or any state regulatory authority.

      (j) At the Exchange Date, Maxus Laureate will have sold such of its assets, if any, if informed by Fifth Third in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, Fifth Third Worldwide designated as a "diversified company" will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Fifth Third's Prospectus previously furnished to Maxus Laureate.

      (k) Fifth Third shall have purchased, for the benefit of Maxus Laureate and all present and former Trustees and officers of Maxus Laureate (collectively, the "Insureds") a so-called "run-off" or "extended reporting period" endorsement to American International Specialty Lines Insurance Company Policy Number 278-18-07 (the "Policy") pursuant to which the Policy will be extended to cover all claims against any of the Insureds first made prior to June 30, 2007. Fifth Third shall, on or before the Exchange Date and from time to time upon request, provide each Trustee and officer of Maxus Laureate a certificate evidencing such coverage.

    11. Indemnification. (a) Maxus Laureate will indemnify and hold harmless Fifth Third, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Maxus Laureate contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Maxus Laureate required to be stated therein or necessary to make the statements relating to Maxus Laureate therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Maxus Laureate. The Indemnified Parties will notify Maxus Laureate in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Maxus Laureate shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Maxus Laureate elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Maxus Laureate's obligation under this
Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Maxus Laureate will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

      (b) Fifth Third (subject to the limits imposed by Section 17(h) of the Investment Company Act of 1940, as formally interpreted by the staff of the Securities and Exchange Commission) will indemnify and hold harmless Maxus Laureate, its present and former trustees and officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened, while in office or thereafter, (i) by reason of any untrue statement or alleged untrue statement of a material fact relating to Fifth Third or Fifth Third Worldwide contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or (ii) arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fifth Third or Fifth Third Worldwide required to be stated therein or necessary to make the statements relating to Fifth Third or Fifth Third Worldwide therein not misleading, or (iii) by reason of any action taken, or omitted to be taken, with respect to the transaction contemplated by this Agreement, in each such case including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fifth Third. The Indemnified Parties will notify Fifth Third in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this
  Section 11(b). Fifth Third shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding at their own expense. Fifth Third Worldwide's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall not pertain to expenses, losses or damages for which an Indemnified Party is entitled to be made whole under the insurance provided pursuant to Section 10(k) hereto. Fifth Third Worldwide's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Fifth Third Worldwide will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

    12. No Broker, etc. Each of Fifth Third and Maxus Laureate represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. Termination. Fifth Third and Maxus Laureate may, by mutual consent of their respective trustees, terminate this Agreement, and Fifth Third or Maxus Laureate, after consultation with counsel and by consent of their respective trustees and directors or an officer authorized by such trustees or directors, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by Fifth Third and Maxus Laureate.

    14. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

    15. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    16. Fifth Third Agreement and Declaration of Trust. Fifth Third is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third personally, but bind only the assets of Fifth Third and all persons dealing with any series or funds of Fifth Third, such as Fifth Third Worldwide, must look solely to the assets of Fifth Third belonging to such series or funds for the enforcement of any claims against Fifth Third.

    17. Maxus Laureate Agreement and Declaration of Trust. Maxus Laureate is a business trust organized under Ohio law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of Ohio and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third/Maxus Laureate Fund" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Maxus Laureate personally, but bind only the assets of Maxus Laureate and all persons dealing with any series or funds of Maxus Laureate, such as Maxus Laureate, must look solely to the assets of Maxus Laureate belonging to such series or funds for the enforcement of any claims against Maxus Laureate.

   This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                       FIFTH THIRD/MAXUS LAUREATE FUND

                                       By:____________________________

                                       FIFTH THIRD FUNDS
                                       On Behalf of its Fifth Third Worldwide
                                       Fund

                                       By:____________________________

                                   APPENDIX D

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of March 13, 2001, by and between Fifth Third Funds ("Fifth Third"), a Massachusetts business trust, on behalf of Fifth Third Microcap Value Fund ("Fifth Third Microcap Value"), a series therof, and Maxfund Trust ("Maxfund Trust"), an Ohio business trust, on behalf of Fifth Third/Maxus Aggressive Value Fund ("Maxus Aggressive Value"), a series thereof. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

Plan Of Reorganization

      (a) Maxfund Trust will sell, assign, convey, transfer and deliver to Fifth Third, and Fifth Third will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time and held by Maxus Aggressive Value on behalf of Fifth Third Microcap Value.

    In consideration therefor, Fifth Third Microcap Value shall, on the Exchange Date, assume all of the liabilities of Maxus Aggressive Value and transfer to Maxus Aggressive Value a number of full and fractional units of beneficial interest ("Fifth Third Shares") such Shares being Fifth Third Institutional and Advisor Shares of Fifth Third Microcap Value having an aggregate net asset value equal to the value of the assets of Maxus Aggressive Value transferred to Fifth Third Microcap Value on such date less the value of all of the liabilities of Maxus Aggressive Value assumed by Fifth Third Microcap Value on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

      (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, Maxus Aggressive Value in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Fifth Third Shares received by it, each shareholder being entitled to receive that number of Fifth Third Shares equal to the proportion which the number of units of beneficial interest ("Maxus Shares") of Maxus Aggressive Value held by such shareholder bears to the number of such Maxus Shares of Maxus Aggressive Value outstanding on such date. Maxus Aggressive Value shareholders of record holding Maxus Institutional Shares will receive Fifth Third Institutional Shares and Maxus Aggressive Value shareholders of record holding Maxus Investor Shares will receive Fifth Third Advisor Shares.

Agreement

  Fifth Third and Maxfund Trust represent, warrant and agree as follows:

   1. Representations and Warranties of Maxus Aggressive Value. Each of Maxfund Trust and Maxus Aggressive Value jointly and severally represents and warrants to and agrees with Fifth Third and Fifth Third Microcap Value that:

      (a) Maxfund Trust is a business trust duly organized and validly existing under the laws of the State of Ohio and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Maxfund Trust and Maxus Aggressive Value are not required to qualify as a foreign association in any jurisdiction. Maxfund Trust and Maxus Aggressive Value have all necessary federal, state and local authorizations to carry on their business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

      (b) Maxfund Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Maxus Aggressive Value has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Maxus Aggressive Value has been a regulated investment company under such sections of the Code at all times since its inception.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for Maxus Aggressive Value at and for the year ended December 31, 2000, such statements and schedules having been audited by McCurdy & Associates

  C.P.A.'s, Inc., independent accountants to Maxfund Trust, have been furnished to Fifth Third. Such statements of assets and liabilities and schedule fairly present the financial position of Maxus Aggressive Value as of its date and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

      (d) The prospectus of Maxus Aggressive Value dated April 30, 2000 (the "Maxus Prospectus") and the Statement of Additional Information for Maxus Funds dated April 30, 2000 ("Maxus Statement of Additional Information") and on file with the Securities and Exchange Commission, that has been previously furnished to Fifth Third, did not as of its date and does not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Maxfund Trust or Maxus Aggressive Value, overtly threatened against Maxfund Trust or Maxus Aggressive Value which assert liability on the part of Maxfund Trust or Maxus Aggressive Value.

      (f) There are no material contracts outstanding to which Maxfund Trust, with respect to Maxus Aggressive Value, is a party, other than as disclosed in the Maxus Prospectus and the Maxus Statement of Additional Information or in the Registration Statement and the Proxy Statement.

      (g) Maxfund Trust, with respect to Maxus Aggressive Value, does not have any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000, and those incurred in the ordinary course of Maxfund Trust's business as an investment company since that date. Prior to the Exchange Date, Maxfund Trust will advise Fifth Third of all known material liabilities, contingent or otherwise, incurred by it, with respect to Maxus Aggressive Value subsequent to December 31, 2000, whether or not incurred in the ordinary course of business.

      (h) As used in this Agreement, the term "Investments" shall mean Maxus Aggressive Value's investments shown on the schedule of its portfolio investments as of December 31, 2000, referred to in Section 1(c) hereof, as supplemented with such changes as Maxfund Trust or Maxus Aggressive Value shall make after December 31, 2000, which changes shall be disclosed to Fifth Third, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

      (i) Maxus Aggressive Value has filed or will file all federal and other tax returns which, to the knowledge of Maxfund Trust's officers, are required to be filed by the Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Maxus Aggressive Value. To the best of such officers' knowledge, all tax liabilities of Maxus Aggressive Value have been adequately provided for on its books, and no tax deficiency or liability of the Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Maxfund Trust , on behalf of Maxus Aggressive Value will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of Maxus Aggressive Value to be transferred to Fifth Third Microcap Value pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Fifth Third, on behalf of Fifth Third Microcap Value, will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Maxfund Trust or Maxus Aggressive Value and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

      (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either Maxfund Trust or Fifth Third.

      (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxfund Trust, on behalf of Maxus Aggressive Value, of the transactions contemplated by this

  Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

      (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Fifth Third on Form N-14 relating to the Fifth Third Shares issuable hereunder, and the proxy statement of Maxfund Trust included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Maxfund Trust and Maxus Aggressive Value, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
  (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third, insofar as it relates to Maxfund Trust and Maxus Aggressive Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus, or the Proxy Statement, made in reliance upon or in conformity with information furnished by Fifth Third or Fifth Third Microcap Value, for use in the Registration Statement, Prospectus, or Proxy Statement.

      (n) All of the issued and outstanding Maxus Shares of Maxus Aggressive Value have been offered for sale and sold in conformity with all applicable federal and state securities laws.

   2. Representations and Warranties of Fifth Third Each of Fifth Third and Fifth Third Microcap Value jointly and severally represents and warrants to and agrees with Maxfund Trust and Maxus Aggressive Value that:

      (a) Fifth Third is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Fifth Third and Fifth Third Microcap Value are not required to qualify as a foreign association in any jurisdiction. Fifth Third and Fifth Third Microcap Value have all necessary federal, state and local authorizations to own all of their properties and assets and to carry on their business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

      (b) Fifth Third is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Fifth Third Microcap Value intends to qualify as a regulated investment company under Part I of Subchapter M of the Code.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for Fifth Third Microcap Value for the year ended July 31, 2000, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Fifth Third, have been furnished to Maxus Aggressive Value.

      (d) The prospectus of Fifth Third Microcap Value dated April 15, 2001 ("Fifth Third Prospectus"), and the Statement of Additional Information for Fifth Third Microcap Value, dated April 15, 2001 ("Fifth Third Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to Maxfund Trust, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third or Fifth Third Microcap Value, overtly threatened against Fifth Third or Fifth Third Microcap Value which assert liability on the part of Fifth Third or Fifth Third Microcap Value.

      (f) There are no material contracts outstanding to which Fifth Third or Fifth Third Microcap Value is a party, other than as disclosed in Fifth Third's Prospectus and Statement of Additional Information or in the Registration Statement.

      (g) Neither Fifth Third nor Fifth Third Microcap Value has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2000, referred to above and those incurred in the ordinary course of the business of Fifth Third as an investment company or Fifth Third Microcap Value since such date. Prior to the Exchange Date, Fifth Third will advise Maxfund Trust of all known material liabilities, contingent or otherwise, incurred by it and Fifth Third Microcap Value subsequent to July 31, 2000, whether or not incurred in the ordinary course of business.

      (h) Fifth Third Microcap Value has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third's officers, are required to be filed by Fifth Third Microcap Value and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Fifth Third Microcap Value. To the best of such officers' knowledge, all tax liabilities of Fifth Third Microcap Value have been adequately provided for on its books, and no tax deficiency or liability of Fifth Third Microcap Value has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third or Fifth Third Microcap Value of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

      (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third on behalf of Fifth Third Microcap Value will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Maxus Aggressive Value to be transferred to Fifth Third Microcap Value pursuant to this Agreement.

      (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third and Fifth Third Microcap Value: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in
  Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third or Fifth Third Microcap Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Maxfund Trust and Maxus Aggressive Value for use in the Registration Statement, the Prospectus or the Proxy Statement.

      (l) Fifth Third Shares to be issued to Maxus Aggressive Value have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third will have any preemptive right of subscription or purchase in respect thereof.

      (m) The issuance of Fifth Third Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

      (n) Fifth Third Microcap Value, upon filing of its first income tax returns at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under Sections 851 and 852 of the Code.

      (o) Fifth Third through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Maxfund Trust and Maxus Aggressive Value in completing of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

   3. Reorganization. (a) Subject to the requisite approval of the shareholders of Maxus Aggressive Value and to the other terms and conditions contained herein (including Maxus Aggressive Value's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Maxfund Trust and Maxus Aggressive Value agree to sell, assign, convey, transfer and deliver to Fifth Third Microcap Value, and Fifth Third Microcap Value agrees to acquire from Maxus Aggressive Value, on the Exchange Date all of the Investments and all of the cash and other assets of Maxus Aggressive Value in exchange for that number of Fifth Third Shares of Fifth Third Microcap Value provided for in Section 4 and the assumption by Fifth Third Microcap Value of all of the liabilities of Maxus Aggressive Value. Pursuant to this Agreement, Maxus Aggressive Value will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Fifth Third Shares received by it to its shareholders in exchange for their Maxus Shares of Maxus Aggressive Value.

      (b) Maxfund Trust, on behalf of Maxus Aggressive Value, will pay or cause to be paid to Fifth Third Microcap Value any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Fifth Third Microcap Value hereunder. Maxfund Trust, on behalf of Maxus Aggressive Value, will transfer to Fifth Third Microcap Value any rights, stock dividends or other securities received by Maxfund Trust or Maxus Aggressive Value after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to Fifth Third Microcap Value at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Maxus Aggressive Value acquired by Fifth Third Microcap Value.

   4. Exchange Date; Valuation Time. On the Exchange Date, Fifth Third will deliver to Maxfund Trust a number of Fifth Third Shares having an aggregate net asset value equal to the value of the assets attributable to each class of Maxus Shares of Maxus Aggressive Value acquired by Fifth Third Microcap Value, less the value of the liabilities of Maxus Aggressive Value assumed, determined as hereafter provided in this Section 4.

      (a) Subject to Section 4(d) hereof, the value of Maxus Aggressive Value's net assets will be computed as of the Valuation Time using the valuation procedures for Fifth Third Microcap Value set forth in the Fifth Third Prospectus and Fifth Third Statement of Additional Information. In no event shall the same security held by both Maxfund Trust and Fifth Third be valued at different prices.

      (b) Subject to Section 4(d) hereof, the net asset value of a Fifth Third Share of Fifth Third Microcap Value will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectus for Fifth Third Microcap Value.

      (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on June 22, 2001, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

      (d) No formula will be used to adjust the net asset value of Maxus Aggressive Value or Fifth Third Microcap Value to take into account differences in realized and unrealized gains and losses.

      (e) Fifth Third Microcap Value shall issue its Fifth Third Shares to Maxus Aggressive Value on one share deposit receipt registered in the name of Maxus Aggressive Value. Maxus Aggressive Value shall distribute in liquidation the Fifth Third Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third's transfer agent which will as soon as practicable set up open accounts for Maxus Aggressive Value shareholders in accordance with written instructions furnished by Maxfund Trust.

      (f) Fifth Third Microcap Value shall assume all liabilities of Maxus Aggressive Value, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Maxus Aggressive Value or otherwise, except that recourse for assumed liabilities relating to Maxus Aggressive Value will be limited to Fifth Third Microcap Value.

   5. Expenses, Fees, etc. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Fifth Third and Maxfund Trust of the transactions contemplated by this Agreement will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of Fifth Third Microcap Value or Maxus Aggressive Value, as the case may be, as a "regulated investment company" within the meaning of
Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

      (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Maxfund Trust being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Maxfund Trust's obligations referred to in Section 8(a) or
  Section 10), Maxfund Trust shall pay directly all reasonable fees and expenses incurred by Fifth Third in connection with such transactions, including, without limitation, legal, accounting and filing fees.

      (c) In the event the transactions contemplated by this Agreement are not consummated by reason of Fifth Third being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Fifth Third's obligations referred to in Section 8(a) or
  Section 9), Fifth Third shall pay directly all reasonable fees and expenses incurred by Maxfund Trust in connection with such transactions, including without limitation legal, accounting and filing fees.

      (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) Fifth Third or Maxfund Trust being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Maxfund Trust or Fifth Third's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Maxfund Trust and Fifth Third shall bear the expenses it has actually incurred in connection with such transactions.

      (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

   6. Permitted Assets. Fifth Third and Maxfund Trust agree to review the assets of Maxus Aggressive Value to ensure that at any time prior to the Exchange Date the assets of Maxus Aggressive Value do not include any assets that Fifth Third Microcap Value is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Maxus Aggressive Value, is unsuitable for Fifth Third Microcap Value to acquire.

   7. Exchange Date. Delivery of the assets of Maxus Aggressive Value to be transferred, assumption of the liabilities of Maxus Aggressive Value to be assumed, and the delivery of Fifth Third Shares to be issued shall be made on June 25, 2001 at 10:00 a.m. or at such other times and dates agreed to by Maxfund Trust and Fifth Third, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   8. Special Meeting of Shareholders; Dissolution. (a) Maxfund Trust agrees to call a special meeting of the shareholders of Maxus Aggressive Value as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Maxus Aggressive Value to and the assumption of all of the liabilities of Maxus Aggressive Value by Fifth Third Microcap Value as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of Maxus Aggressive Value, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the Maxus Shares of Maxus Aggressive Value shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Maxfund Trust's Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

      (b) Maxfund Trust and Maxus Aggressive Value agrees that the liquidation of the Maxus Aggressive Value will be effected in the manner provided in Maxfund Trust's Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Fifth Third Shares to the shareholders of Maxus Aggressive Value without first paying or adequately providing for the payment of all of Maxus Aggressive Value's known debts, obligations and liabilities.

      (c) Each of Fifth Third and Maxfund Trust will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

   9. Conditions to Fifth Third's Obligations. The obligations of Fifth Third and Fifth Third Microcap Value hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of Maxus Aggressive Value, shall have been approved by the shareholders of Maxus Aggressive Value in the manner required by law.

      (b) Maxfund Trust shall have furnished to Fifth Third a statement of Maxus Aggressive Value's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Maxfund Trust's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Maxus Aggressive Value since December 31, 2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Maxus Shares of Maxus Aggressive Value, dividends paid or losses from operations.

      (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Maxfund Trust and Maxus Aggressive Value made in this Agreement are true and correct in all material respects as if made at and as of such dates, Maxfund Trust and Maxus Aggressive Value has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Maxfund Trust shall have furnished to Fifth Third a statement, dated the Exchange Date, signed by Maxfund Trust's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (d) Maxfund Trust shall have delivered to Fifth Third a letter from McCurdy & Associates C.P.A.'s, Inc. dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of Maxus Aggressive Value for the year ended December 31, 2000 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of Maxus Aggressive Value for the periods covered thereby, or that Maxus Aggressive Value would not qualify as a regulated investment company for federal income tax purposes.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Fifth Third shall have received an opinion of McDonald, Hopkins, Burke & Haber Co., L.P.A., in form reasonably satisfactory to Fifth Third and dated the Exchange Date, to the effect that (i) Maxfund Trust is a business trust duly organized and validly existing under the laws of the State of Ohio, (ii) this Agreement has been duly authorized, executed, and delivered by Maxfund Trust on behalf of Maxus Aggressive Value and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fifth Third, is a valid and binding obligation of Maxfund Trust with respect to Maxus Aggressive Value, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to Maxus Aggressive Value and its assets, (iii) Maxfund Trust has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Maxfund Trust and Maxus Aggressive Value will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Maxfund Trust's Declaration of Trust and Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which Maxfund Trust, with respect to Maxus Aggressive Value, is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Maxfund Trust's Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Maxfund Trust whose responsibility it is to advise Maxfund Trust with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Maxfund Trust on behalf of Maxus Aggressive Value of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Fifth Third's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Fifth Third.

      (g) Fifth Third shall have received an opinion of Ropes & Gray, counsel to Fifth Third addressed to Fifth Third and Fifth Third Microcap Value, and to Maxfund Trust and Maxus Aggressive Value in form reasonably satisfactory to Fifth Third and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications that will be provided to Maxus' counsel), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Fifth Third Microcap Value and Maxus Aggressive Value will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Fifth Third Microcap Value upon the receipt of the assets of Maxus Aggressive Value in exchange for Fifth Third Shares and the assumption by Fifth Third Microcap Value of the liabilities of Maxus Aggressive Value; (iii) the basis in the hands of Fifth Third Microcap Value of the assets of Maxus Aggressive Value transferred to Fifth Third Microcap Value in the transaction will be the same as the basis of such assets in the hands of Maxus Aggressive Value immediately prior to the transfer; (iv) the holding periods of the assets of Maxus Aggressive Value in the hands of Fifth Third Microcap Value will include the periods during which such assets were held by Maxus Aggressive Value; (v) no gain or loss will be recognized by Maxus Aggressive Value upon the transfer of Maxus Aggressive Value's assets to Fifth Third Microcap Value in exchange for Fifth Third Shares and the assumption by Fifth Third Microcap Value of the liabilities of Maxus Aggressive Value, or upon the distribution of Fifth Third Shares by Maxus Aggressive Value to its shareholders in liquidation; (vi) no gain or loss will be recognized by Maxus Aggressive Value shareholders upon the exchange of their Maxus Shares for Fifth Third Shares; (vii) the aggregate basis of Fifth Third Shares a Maxus Aggressive Value shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) a Maxus Aggressive Value shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) Fifth Third Microcap Value will succeed to and take into account the items of Maxus Aggressive Value described in Section 381(c) of the Code. Fifth Third Microcap Value will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

      (h) Subject to the parties' compliance with Section 6 hereof, the assets of Maxus Aggressive Value to be acquired by Fifth Third Microcap Value will include no assets which Fifth Third Microcap Value, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectus in effect on the Exchange Date, may not properly acquire. Fifth Third shall not change Fifth Third's Declaration of Trust and Fifth Third's Prospectus so as to restrict permitted investments for Fifth Third Microcap Value except as required by the Commission or any state regulatory authority.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission and or any state regulatory authority.

      (j) All proceedings taken by Maxfund Trust in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Fifth Third.

      (k) Maxfund Trust shall have furnished to Fifth Third a certificate, signed by the President (or any Vice President) and the Treasurer of Maxfund Trust, as to the tax cost to Maxfund Trust of the securities delivered to Fifth Third pursuant to this Agreement, together with any such other evidence as to such tax cost as Fifth Third may reasonably request.

      (l) Maxus Aggressive Value's custodian shall have delivered to Fifth Third a certificate identifying all of the assets of Maxus Aggressive Value held by such custodian as of the Valuation Time.

      (m) Maxus Aggressive Value's transfer agent shall have provided to Fifth Third's transfer agent (i) the originals or true copies of all of the records of Maxus Aggressive Value in the possession of such transfer agent as of the Exchange Date, (ii) a record specifying the number of Maxus Shares of Maxus Aggressive Value outstanding as of the Valuation Time and
  (iii) a record specifying the name and address of each holder of record of any such Maxus Shares of Maxus Aggressive Value and the number of Maxus Shares held of record by each such shareholder as of the Valuation Time. Maxus Aggressive Value's transfer agent shall also have provided Fifth Third with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

      (n) All of the issued and outstanding Maxus Shares of Maxus Aggressive Value shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Maxfund Trust or Maxus Aggressive Value or its transfer agent by Fifth Third or its agents shall have revealed otherwise, either (i) Maxfund Trust and Maxus Aggressive Value shall have taken all actions that in the reasonable opinion of Fifth Third are necessary to remedy any prior failure on the part of Maxfund Trust to have offered for sale and sold such Maxus Shares in conformity with such laws or
  (ii) Maxfund Trust shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Fifth Third in amounts sufficient and upon terms satisfactory, in the opinion of Fifth Third or its counsel, to indemnify Fifth Third against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Maxfund Trust to have offered and sold such Maxus Shares in conformity with such laws.

      (o) Fifth Third shall have received from Arthur Andersen LLP a letter addressed to Fifth Third dated as of the Exchange Date reasonably satisfactory in form and substance to Fifth Third and Maxfund Trust to the effect that, on the basis of limited procedures agreed upon by Fifth Third and Maxfund Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of Maxus Aggressive Value to be exchanged for the Fifth Third Shares have been determined in accordance with the valuation procedures for Fifth Third Microcap Value as set forth in Fifth Third's Prospectus and Statement of Additional Information.

      (p) Maxfund Trust shall have duly executed and delivered to Fifth Third bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Fifth Third may deem necessary or desirable to transfer all of Maxfund Trust's and Maxus Aggressive Value's entire right, title and interest in and to the Investments and all other assets of Maxus Aggressive Value.

    10. Conditions to Maxfund Trust's Obligations. The obligations of Maxfund Trust and Maxus Aggressive Value hereunder shall be subject to the following conditions:

      (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of Maxus Aggressive Value, shall have been approved by the shareholders of Maxus Aggressive Value in the manner required by law.

      (b) Fifth Third shall have furnished to Maxfund Trust a statement of Fifth Third Microcap Value's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Fifth Third's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Fifth Third Microcap Value since July 31, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

      (c) Fifth Third shall have executed and delivered to Maxfund Trust an Assumption of Liabilities dated as of the Exchange Date pursuant to which Fifth Third Microcap Value will assume all of the liabilities of Maxus Aggressive Value existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

      (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third and Fifth Third Microcap Value made in this Agreement are true and correct in all material respects as if made at and as of such dates, Fifth Third and Fifth Third Microcap Value have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and Fifth Third shall have furnished to Maxfund Trust a statement, dated the Exchange Date, signed by Fifth Third's President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) Maxfund Trust shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Maxfund Trust and dated the Exchange Date, to the effect that (i) Fifth Third is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Fifth Third nor Fifth Third Microcap Value is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Fifth Third Shares to be delivered to Maxfund Trust as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fifth Third and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Maxfund Trust, is a valid and binding obligation of Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Fifth Third or Fifth Third Microcap Value is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fifth Third's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of Fifth Third Microcap Value, such counsel may rely upon a certificate of an officer of Fifth Third whose responsibility it is to advise Fifth Third with respect to such matters,
  (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third or Fifth Third Microcap Value of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Maxfund Trust's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and
  (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

      (g) Maxfund Trust shall have received an opinion of Ropes & Gray addressed to Maxfund Trust and Maxus Aggressive Value in a form reasonably satisfactory to Maxfund Trust and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

      (h) All proceedings taken by Fifth Third in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Maxfund Trust.

      (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission or any state regulatory authority.

      (j) At the Exchange Date, Maxus Aggressive Value will have sold such of its assets, if any, if informed by Fifth Third in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, of Fifth Third Microcap Value designated as a "diversified company" will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Fifth Third's Prospectus previously furnished to Maxfund Trust.

      (k) Fifth Third shall have purchased, for the benefit of Maxus Aggressive Value and all present and former Trustees and officers of Maxus Aggressive Value (collectively, the "Insureds") a so-called "run-off" or

  "extended reporting period" endorsement to American International Specialty Lines Insurance Company Policy Number 278-18-07 (the "Policy") pursuant to which the Policy will be extended to cover all claims against any of the Insureds first made prior to June 30, 2007. Fifth Third shall, on or before the Exchange Date and from time to time upon request, provide each Trustee and officer of Maxus Aggressive Value a certificate evidencing such coverage.

    11. Indemnification. (a) Maxfund Trust will indemnify and hold harmless Fifth Third, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Maxfund Trust or Maxus Aggressive Value contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Maxfund Trust or Maxus Aggressive Value required to be stated therein or necessary to make the statements relating to Maxfund Trust or Maxus Aggressive Value therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Maxfund Trust. The Indemnified Parties will notify Maxfund Trust in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Maxfund Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Maxfund Trust elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Maxfund Trust's and Maxus Aggressive Value's obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Maxus Aggressive Value will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

      (b) Fifth Third (subject to the limits imposed by Section 17(h) of the Investment Company Act of 1940, as formally interpreted by the staff of the Securities and Exchange Commission) will indemnify and hold harmless Maxus Aggressive Value, its present and former trustees and officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened, while in office or thereafter, (i) by reason of any untrue statement or alleged untrue statement of a material fact relating to Fifth Third or Fifth Third Microcap Value contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or (ii) arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fifth Third or Fifth Third Microcap Value required to be stated therein or necessary to make the statements relating to Fifth Third or Fifth Third Microcap Value therein not misleading, or
  (iii) by reason of any action taken, or omitted to be taken, with respect to the transaction contemplated by this Agreement, in each such case including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fifth Third. The Indemnified Parties will notify Fifth Third in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). Fifth Third shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding at their own expense. Fifth Third Microcap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall not pertain to expenses, losses or damages for which an Indemnified Party is entitled to be made whole under the insurance provided pursuant to Section 10(k) hereto.

  Fifth Third Microcap Value's obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Fifth Third Microcap Value will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

    12. No Broker, etc. Each of Fifth Third and Maxfund Trust represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. Termination. Fifth Third and Maxfund Trust may, by mutual consent of their respective trustees, terminate this Agreement, and Fifth Third or Maxfund Trust, after consultation with counsel and by consent of their respective trustees and directors or an officer authorized by such trustees or directors, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by Fifth Third and Maxfund Trust.

    14. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

    15. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    16. Fifth Third Agreement and Declaration of Trust. Fifth Third is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third personally, but bind only the assets of Fifth Third and all persons dealing with any series or funds of Fifth Third, such as Fifth Third Microcap Value, must look solely to the assets of Fifth Third belonging to such series or funds for the enforcement of any claims against Fifth Third.

    17. Maxfund Agreement and Declaration of Trust. Maxfund Trust is a business trust organized under Ohio law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of Ohio and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Maxfund Trust" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Maxfund Trust personally, but bind only the assets of Maxfund Trust and all persons dealing with any series or funds of Maxfund Trust, such as Maxus Aggressive Value, must look solely to the assets of Maxfund Trust belonging to such series or funds for the enforcement of any claims against Maxfund Trust.

  This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                       MAXFUND TRUST
                                       On Behalf of its Fifth Third/Maxus
                                       Aggressive Value Fund

                                       By:____________________________

                                       FIFTH THIRD FUNDS
                                       On Behalf of its Fifth Third Microcap
                                       Value Fund

                                       By:____________________________

                               FIFTH THIRD FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of Fifth Third Funds dated April 27, 2001 relating to the transfer of assets from each Maxus Fund to the corresponding Fifth Third Fund as follows:

Fifth Third/Maxus Income Fund              Fifth Third Strategic Income Fund
Fifth Third/Maxus Equity Fund              Fifth Third Multicap Value Fund
Fifth Third/Maxus Laureate Fund            Fifth Third Worldwide Fund
Fifth Third/Maxus Aggressive Value Fund    Fifth Third Microcap Value Fund

The Statements of Additional Information for each Maxus Fund dated April 27, 2001, the Statement of Additional Information for the Fifth Third Funds dated April 27, 2001, and the Annual Report for each Maxus Fund for the year ended December 31, 2000 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the April 27, 2001 Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-799-5353.

    The date of this Statement of Additional Information is April 27, 2001.

                                      B-1